Consolidated portfolio of investments—September 30, 2024 (unaudited)
Consolidated portfolio of investments

	Yield	Shares	Value
Short-term investments: 91.42%
Investment companies: 22.25%
Allspring Government Money Market Fund Select Class♠∞*	4.86%	25,094,166	$25,094,166

			Maturity date	Principal
U.S. Treasury securities: 69.17%
U.S. Treasury Bills☼		4.63	3-13-2025	$30,000,000	29,418,633
U.S. Treasury Bills☼		4.75	1-23-2025	14,900,000	14,690,801
U.S. Treasury Bills☼#		4.84	1-23-2025	6,400,000	6,310,143
U.S. Treasury Bills☼#		4.98	3-20-2025	5,000,000	4,898,590
U.S. Treasury Bills☼		5.01	1-16-2025	20,000,000	19,734,172
U.S. Treasury Bills☼		5.10	11-21-2024	3,000,000	2,980,332
					78,032,671
Total short-term investments (Cost $103,020,906)					103,126,837
Total investments in securities (Cost $103,020,906)	91.42%				103,126,837
Other assets and liabilities, net	8.58				9,677,202
Total net assets	100.00%				$112,804,039

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$24,689,828	$84,530,630	$(84,126,292)	$0	$0	$25,094,166	25,094,166	$306,110
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
AUD	9,417,000	USD	6,349,827	Goldman Sachs International	12-20-2024	$165,826	$0
USD	8,103,708	AUD	12,032,000	Goldman Sachs International	12-20-2024	0	(221,271)
BRL	1,788,000	USD	314,137	Goldman Sachs International	12-20-2024	11,057	0
BRL	39,116,000	USD	6,894,509	Goldman Sachs International	12-20-2024	219,752	0
USD	3,179,356	CAD	4,296,000	Goldman Sachs International	12-20-2024	0	(3,579)
USD	12,294,142	CAD	16,566,000	Goldman Sachs International	12-20-2024	20,284	0
CHF	673,000	USD	803,200	Goldman Sachs International	12-20-2024	0	(1,067)
USD	23,899,808	CHF	20,024,000	Goldman Sachs International	12-20-2024	33,668	0
CLP	232,737,000	USD	251,214	Goldman Sachs International	12-20-2024	7,427	0
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 1

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
CLP	354,862,000	USD	376,053	Goldman Sachs International	12-20-2024	$18,305	$0
CZK	10,502,000	USD	464,609	Goldman Sachs International	12-20-2024	11	0
USD	11,893,412	CZK	267,791,000	Goldman Sachs International	12-20-2024	46,066	0
USD	4,290,320	EUR	3,861,000	Goldman Sachs International	12-20-2024	0	(21,332)
USD	5,073,129	EUR	4,556,000	Goldman Sachs International	12-20-2024	0	(14,643)
GBP	2,823,000	USD	3,704,826	Goldman Sachs International	12-20-2024	68,712	0
GBP	6,474,000	USD	8,523,662	Goldman Sachs International	12-20-2024	130,211	0
USD	1,542,661	HUF	550,842,000	Goldman Sachs International	12-20-2024	3,497	0
HUF	1,870,520,000	USD	5,259,894	Goldman Sachs International	12-20-2024	0	(33,284)
USD	687,243	IDR	10,716,866,000	Goldman Sachs International	12-20-2024	0	(18,397)
IDR	186,254,532,000	USD	12,065,462	Goldman Sachs International	12-20-2024	198,250	0
INR	951,171,000	USD	11,284,506	Goldman Sachs International	12-20-2024	22,399	0
JPY	2,220,816,000	USD	15,520,240	Goldman Sachs International	12-20-2024	94,542	0
USD	5,759	JPY	817,000	Goldman Sachs International	12-20-2024	14	0
KRW	424,768,000	USD	319,154	Goldman Sachs International	12-20-2024	7,117	0
USD	11,783,913	KRW	15,651,393,000	Goldman Sachs International	12-20-2024	0	(238,162)
MXN	48,553,000	USD	2,396,652	Goldman Sachs International	12-20-2024	39,709	0
USD	5,347,631	MXN	108,216,000	Goldman Sachs International	12-20-2024	0	(82,585)
NOK	154,033,000	USD	14,474,251	Goldman Sachs International	12-20-2024	128,046	0
NOK	85,645,000	USD	8,054,456	Goldman Sachs International	12-20-2024	64,673	0
NZD	2,007,000	USD	1,244,583	Goldman Sachs International	12-20-2024	30,627	0
USD	23,881,089	NZD	38,461,000	Goldman Sachs International	12-20-2024	0	(556,305)
USD	1,927,757	PLN	7,471,000	Goldman Sachs International	12-20-2024	0	(8,532)
USD	1,211,892	PLN	4,688,000	Goldman Sachs International	12-20-2024	0	(3,115)
USD	3,391,816	SEK	34,713,000	Goldman Sachs International	12-20-2024	0	(39,579)
SEK	34,343,000	USD	3,359,850	Goldman Sachs International	12-20-2024	34,970	0
USD	306,595	ZAR	5,558,000	Goldman Sachs International	12-20-2024	0	(12,958)
ZAR	207,165,000	USD	11,594,359	Goldman Sachs International	12-20-2024	316,425	0
						$1,661,588	$(1,254,809)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	12	10-18-2024	$998,854	$1,021,804	$22,950	$0
Light Sweet Crude Oil Futures**	20	10-22-2024	1,318,466	1,363,400	44,934	0
Brent Crude Oil Futures**	24	10-31-2024	1,678,694	1,720,800	42,106	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	20	10-31-2024	1,651,254	1,625,484	0	(25,770)
10-Year Euro BUND Index	1	12-6-2024	148,841	150,186	1,345	0
Number 2 Cotton Futures**	12	12-6-2024	423,082	441,660	18,578	0
TOPIX Index	4	12-12-2024	711,939	736,824	24,885	0
Cocoa Futures**	24	12-13-2024	1,752,954	1,853,280	100,326	0
Lean Hogs Futures**	184	12-13-2024	5,427,560	5,393,040	0	(34,520)
Soybean Meal Futures**	48	12-13-2024	1,524,669	1,639,680	115,011	0
Soybean Oil Futures**	77	12-13-2024	1,878,376	2,000,922	122,546	0
LME Primary Aluminum Futures**	1	12-16-2024	58,411	65,328	6,917	0
10-Year Canadian Bond	117	12-18-2024	10,707,582	10,814,574	106,992	0
C Coffee Futures**	12	12-18-2024	1,048,538	1,216,125	167,587	0
S&P ASX Share Price Index 200	9	12-19-2024	1,274,162	1,292,030	17,868	0
S&P/TSX 60 Index	6	12-19-2024	1,261,885	1,281,585	19,700	0
See accompanying consolidated notes to portfolio of investments
2 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
DAX Index	2	12-20-2024	$1,048,539	$1,085,488	$36,949	$0
E-Mini NASDAQ 100 Index	2	12-20-2024	790,478	810,450	19,972	0
E-Mini Russell 2000 Index	7	12-20-2024	772,216	787,220	15,004	0
E-Mini S&P 500 Index	4	12-20-2024	1,138,120	1,162,850	24,730	0
Euro STOXX 50 Index	18	12-20-2024	973,611	1,007,845	34,234	0
FTSE 100 Index	12	12-20-2024	1,339,170	1,329,757	0	(9,413)
MSCI Emerging Markets Index	18	12-20-2024	987,078	1,055,430	68,352	0
Long Gilt Futures	243	12-27-2024	32,170,699	31,977,831	0	(192,868)
Live Cattle Futures**	57	12-31-2024	4,075,686	4,213,440	137,754	0
Short
Henry Hub Natural Gas Futures**	(13)	10-29-2024	(332,545)	(379,990)	0	(47,445)
NY Harbor ULSD Futures**	(19)	10-31-2024	(1,679,474)	(1,719,211)	0	(39,737)
Gas Oil Futures**	(21)	11-12-2024	(1,390,145)	(1,386,525)	3,620	0
Soybean Futures**	(7)	11-14-2024	(353,135)	(369,950)	0	(16,815)
LME Lead Futures**	(9)	11-18-2024	(436,893)	(467,836)	0	(30,943)
10-Year Japanese Bond	(12)	12-13-2024	(12,063,796)	(12,077,231)	0	(13,435)
Corn Futures**	(243)	12-13-2024	(5,318,963)	(5,160,712)	158,251	0
Hard Red Winter Wheat Futures**	(72)	12-13-2024	(2,051,914)	(2,101,500)	0	(49,586)
Wheat Futures**	(53)	12-13-2024	(1,485,781)	(1,547,600)	0	(61,819)
10-Year Australian Bond	(128)	12-16-2024	(10,354,093)	(10,300,234)	53,859	0
LME Copper Futures**	(15)	12-16-2024	(3,400,929)	(3,682,631)	0	(281,702)
LME Nickel Futures**	(3)	12-16-2024	(285,662)	(314,880)	0	(29,218)
LME Zinc Futures**	(22)	12-16-2024	(1,496,961)	(1,700,980)	0	(204,019)
10-Year U.S. Treasury Notes	(31)	12-19-2024	(3,533,917)	(3,542,719)	0	(8,802)
Gold 100 Troy Ounces Futures**	(18)	12-27-2024	(4,424,385)	(4,786,920)	0	(362,535)
Silver Futures**	(13)	12-27-2024	(1,841,481)	(2,044,770)	0	(203,289)
Number 11 World Sugar Futures**	(143)	2-28-2025	(3,053,520)	(3,598,795)	0	(545,275)
					$1,364,470	$(2,157,191)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 3

Consolidated portfolio of investments—September 30, 2024 (unaudited)

OTC swap contracts
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap †	Goldman Sachs International	Monthly	6-14-2029	$441,260	$564,769	$123,509	$0

†
The Fund receives or pays the total return on a portfolio of long and short equity positions and pays the return on a specified benchmark (the 1D USD-SOFR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%), settled on a net basis. The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates. No upfront payments are paid or received.

The following table represents components of the synthetic total return swap basket as of the end of the period which are in excess of 1% of the notional value of the synthetic total return swap basket.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
ATN International, Inc.	8,580	$277,477	49.13%
IDT Corp.	658	25,116	4.45
Liberty Latin America Ltd.	2,766	26,498	4.69
Proximus SADP	15,539	121,081	21.44
Entertainment
Cinemark Holdings, Inc.	467	13,001	2.30
MIXI, Inc.	4,400	84,495	14.96
Playstudios, Inc.	24,541	37,057	6.56
Playtika Holding Corp.	8,226	65,150	11.54
Spotify Technology SA	614	226,277	40.06
Interactive media & services
Bumble, Inc.	36,394	232,194	41.11
Hemnet Group AB	784	28,856	5.11
Kakaku.com, Inc.	11,100	192,421	34.07
Meta Platforms, Inc.	107	61,251	10.85
MONY Group PLC	59,014	166,634	29.50
Trustpilot Group PLC	41,901	126,604	22.42
Ziff Davis, Inc.	983	47,833	8.47
Media
Gray Television, Inc.	24,757	132,697	23.50
Nine Entertainment Co., Inc.	123,415	107,080	18.96
PubMatic, Inc.	1,891	28,119	4.98
TV Asahi Holdings Corp.	8,800	121,599	21.53
Vector, Inc.	11,000	70,030	12.40
Wireless telecommunication services
Telephone & Data Systems, Inc.	5,256	122,202	21.64
T-Mobile US, Inc.	430	88,735	15.71
		2,402,407
Consumer discretionary
Automobile components
BorgWarner, Inc.	296	10,742	1.90
Dometic Group AB	13,663	81,258	14.39
Dowlais Group PLC	53,379	41,642	7.37
Forvia	17,646	181,262	32.10
See accompanying consolidated notes to portfolio of investments
4 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Automobile components (continued)
Modine Manufacturing Co.	2,480	$329,319	58.31%
NHK Spring Co. Ltd.	13,200	166,969	29.56
Sumitomo Rubber Industries Ltd.	17,700	193,041	34.18
Toyo Tire Corp.	11,100	161,181	28.54
Toyota Boshoku Corp.	2,200	28,593	5.06
Valeo	7,788	93,801	16.61
Yokohama Rubber Co. Ltd.	4,400	98,332	17.41
Automobiles
Trigano SA	159	20,425	3.62
Broadline retail
Coupang, Inc.	3,147	77,259	13.68
Kohl’s Corp.	4,790	101,069	17.89
Macy’s, Inc.	1,129	17,714	3.14
Savers Value Village, Inc.	12,659	133,173	23.58
Distributors
Genuine Parts Co.	432	60,342	10.68
Inchcape PLC	13,972	148,785	26.34
LKQ Corp.	960	38,323	6.79
PALTAC Corp.	4,500	138,076	24.45
Weyco Group, Inc.	1,654	56,302	9.97
Diversified consumer services
American Public Education, Inc.	2,619	38,630	6.84
Grand Canyon Education, Inc.	1,161	164,688	29.16
H&R Block, Inc.	1,082	68,761	12.18
OneSpaWorld Holdings Ltd.	4,144	68,418	12.11
Universal Technical Institute, Inc.	8,750	142,275	25.19
Hotels, restaurants & leisure
Aramark	3,808	147,484	26.11
Betsson AB	5,809	71,269	12.62
BJ’s Restaurants, Inc.	5,670	184,615	32.69
Booking Holdings, Inc.	7	29,485	5.22
Brinker International, Inc.	4,795	366,961	64.98
Carnival PLC	6,832	111,253	19.70
Chipotle Mexican Grill, Inc.	155	8,931	1.58
Collins Foods Ltd.	23,626	142,758	25.28
Corporate Travel Management Ltd.	8,621	76,886	13.61
Dave & Buster’s Entertainment, Inc.	7,538	256,669	45.45
Domino’s Pizza Group PLC	16,130	64,867	11.49
DoorDash, Inc.	397	56,664	10.03
Evoke PLC	42,300	36,731	6.50
Expedia Group, Inc.	44	6,513	1.15
Flight Centre Travel Group Ltd.	5,816	89,867	15.91
J D Wetherspoon PLC	13,228	131,136	23.22
Marriott International, Inc.	364	90,490	16.02
Melia Hotels International SA	6,669	48,290	8.55
MGM Resorts International	4,853	189,704	33.59
ONE Group Hospitality, Inc.	8,193	30,150	5.34
Potbelly Corp.	9,484	79,097	14.01
Resorttrust, Inc.	2,400	48,025	8.50
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 5

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Hotels, restaurants & leisure (continued)
Round One Corp.	2,200	$16,761	2.97%
Rush Street Interactive, Inc.	2,395	25,986	4.60
Scandic Hotels Group AB	2,172	15,078	2.67
Tabcorp Holdings Ltd.	18,188	6,350	1.13
Texas Roadhouse, Inc.	1,135	200,441	35.49
Tokyotokeiba Co. Ltd.	6,600	201,364	35.65
Travel & Leisure Co.	1,191	54,881	9.72
TUI AG	25,781	196,295	34.76
Wingstop, Inc.	316	131,481	23.28
Wynn Resorts Ltd.	323	30,969	5.48
Household durables
Beazer Homes USA, Inc.	687	23,475	4.16
Bellway PLC	2,379	99,044	17.54
De’ Longhi SpA	5,723	175,955	31.15
GN Store Nord AS	1,898	42,444	7.52
Helen of Troy Ltd.	677	41,872	7.41
Hovnanian Enterprises, Inc.	161	32,904	5.83
Landsea Homes Corp.	4,772	58,934	10.43
Lennar Corp.	310	58,119	10.29
Rinnai Corp.	4,400	108,098	19.14
Sangetsu Corp.	8,700	170,277	30.15
Vistry Group PLC	1,141	19,922	3.53
Leisure products
JAKKS Pacific, Inc.	3,363	85,824	15.20
Sankyo Co. Ltd.	14,600	213,933	37.88
Specialty retail
Abercrombie & Fitch Co.	418	58,478	10.35
Aoyama Trading Co. Ltd.	2,200	20,619	3.65
AutoNation, Inc.	236	42,225	7.48
Bath & Body Works, Inc.	2,124	67,798	12.00
Designer Brands, Inc.	6,284	46,376	8.21
Dick’s Sporting Goods, Inc.	246	51,340	9.09
Genesco, Inc.	4,182	113,625	20.12
Geo Holdings Corp.	2,200	23,557	4.17
J Jill, Inc.	2,432	59,997	10.62
JB Hi-Fi Ltd.	993	54,880	9.72
Leslie’s, Inc.	2,285	7,221	1.28
Lithia Motors, Inc.	54	17,153	3.04
Murphy USA, Inc.	400	197,148	34.91
ODP Corp.	11,314	336,592	59.60
O’Reilly Automotive, Inc.	33	38,003	6.73
Premier Investments Ltd.	647	13,777	2.44
Ross Stores, Inc.	553	83,232	14.74
Tile Shop Holdings, Inc.	15,855	104,484	18.50
Upbound Group, Inc.	1,881	60,173	10.65
Victoria’s Secret & Co.	5,023	129,091	22.86
Textiles, apparel & luxury goods
G-III Apparel Group Ltd.	6,656	203,141	35.97
New Wave Group AB	19,153	215,371	38.14
See accompanying consolidated notes to portfolio of investments
6 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Textiles, apparel & luxury goods (continued)
OVS SpA	13,335	$42,988	7.61%
PVH Corp.	354	35,694	6.32
Ralph Lauren Corp.	199	38,580	6.83
Rocky Brands, Inc.	2,005	63,879	11.31
Skechers USA, Inc.	2,116	141,603	25.07
Superior Group of Cos., Inc.	3,647	56,492	10.00
		9,262,149
Consumer staples
Beverages
Coca-Cola Bottlers Japan Holdings, Inc.	11,200	155,386	27.51
Coca-Cola Consolidated, Inc.	69	90,831	16.08
Molson Coors Beverage Co.	361	20,765	3.68
Vita Coco Co., Inc.	2,322	65,736	11.64
Consumer staples distribution & retail
Colruyt Group	3,875	180,389	31.94
Dollar General Corp.	1,136	96,072	17.01
GrainCorp Ltd.	27,310	173,703	30.76
Metcash Ltd.	47,533	117,646	20.83
Mitsubishi Shokuhin Co. Ltd.	5,800	212,266	37.58
Performance Food Group Co.	2,139	167,633	29.68
US Foods Holding Corp.	1,701	104,611	18.52
Food products
Aryzta AG	59,769	114,474	20.27
Cranswick PLC	2,033	136,445	24.16
Dole PLC	21,137	344,322	60.97
Elders Ltd.	12,712	74,262	13.15
Inghams Group Ltd.	53,318	108,741	19.25
Leroy Seafood Group ASA	10,908	50,008	8.86
Lifeway Foods, Inc.	744	19,284	3.41
Mama’s Creations, Inc.	5,222	38,121	6.75
Nippn Corp.	5,000	77,196	13.67
Nisshin Oillio Group Ltd.	5,600	205,337	36.36
Nissui Corp.	5,000	31,919	5.65
Pilgrim’s Pride Corp.	1,120	51,576	9.13
Seaboard Corp.	22	69,014	12.22
Suedzucker AG	5,931	74,471	13.19
Vital Farms, Inc.	1,602	56,182	9.95
Household products
Central Garden & Pet Co.	247	7,756	1.37
Clorox Co.	369	60,114	10.65
Colgate-Palmolive Co.	1,185	123,015	21.78
Energizer Holdings, Inc.	2,198	69,808	12.36
Kimberly-Clark Corp.	87	12,378	2.19
Personal care products
BellRing Brands, Inc.	900	54,648	9.68
Estee Lauder Cos., Inc.	456	45,459	8.05
Herbalife Ltd.	20,371	146,467	25.93
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 7

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Consumer staples (continued)
Personal care products (continued)
Nature’s Sunshine Products, Inc.	16,573	$225,724	39.97%
Nu Skin Enterprises, Inc.	15,326	112,953	20.00
Tobacco
Philip Morris International, Inc.	71	8,619	1.53
Universal Corp.	2,062	109,513	19.39
		3,812,844
Energy
Energy equipment & services
Aker Solutions ASA	34,089	131,085	23.21
DOF Group ASA	1,175	9,754	1.73
Modec, Inc.	10,300	242,585	42.95
Saipem SpA	60,659	133,593	23.65
Seadrill Ltd.	4,619	183,559	32.50
Technip Energies NV	6,216	149,596	26.49
Vallourec SACA	4,146	62,696	11.10
Oil, gas & consumable fuels
Ardmore Shipping Corp.	507	9,177	1.62
Cheniere Energy, Inc.	188	33,810	5.99
Cosmo Energy Holdings Co. Ltd.	2,200	119,609	21.18
Dorian LPG Ltd.	5,193	178,743	31.65
Excelerate Energy, Inc.	3,312	72,897	12.91
FutureFuel Corp.	2,490	14,317	2.53
Gulfport Energy Corp.	616	93,232	16.51
Hafnia Ltd.	25,313	180,140	31.90
HF Sinclair Corp.	864	38,508	6.82
International Seaways, Inc.	1,518	78,268	13.86
Japan Petroleum Exploration Co. Ltd.	11,500	83,374	14.76
Kinetik Holdings, Inc.	2,279	103,148	18.26
Marathon Petroleum Corp.	523	85,202	15.09
Ovintiv, Inc.	764	29,269	5.18
Par Pacific Holdings, Inc.	15,505	272,888	48.32
Phillips 66	564	74,138	13.13
REX American Resources Corp.	4,698	217,470	38.51
Scorpio Tankers, Inc.	1,642	117,075	20.73
Targa Resources Corp.	861	127,437	22.56
Teekay Corp.	14,687	135,120	23.92
Teekay Tankers Ltd.	2,652	154,479	27.35
TORM PLC Class A	6,000	203,926	36.11
VAALCO Energy, Inc.	12,598	72,312	12.80
Yancoal Australia Ltd.	23,060	97,728	17.30
		3,505,135
Financials
Banks
Amalgamated Financial Corp.	1,224	38,397	6.80
Axos Financial, Inc.	4,240	266,611	47.21
Banca Monte dei Paschi di Siena SpA	33,856	195,293	34.58
Bank of Georgia Group PLC	3,417	167,887	29.73
Bank of Nagoya Ltd.	2,200	94,903	16.80
See accompanying consolidated notes to portfolio of investments
8 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Financials (continued)
Banks (continued)
Bank of NT Butterfield & Son Ltd.	203	$7,487	1.33%
Bank of Queensland Ltd.	31,074	132,765	23.51
Bank OZK	2,708	116,417	20.61
Bank7 Corp.	781	29,264	5.18
BAWAG Group AG	787	60,929	10.79
BCB Bancorp, Inc.	18,087	223,194	39.52
Business First Bancshares, Inc.	1,614	41,431	7.34
Citigroup, Inc.	1,211	75,809	13.42
Civista Bancshares, Inc.	16,938	301,835	53.44
Coastal Financial Corp.	2,229	120,344	21.31
Customers Bancorp, Inc.	4,135	192,071	34.01
Financial Institutions, Inc.	5,746	146,351	25.91
First Bank/Hamilton NJ	4,667	70,938	12.56
First Business Financial Services, Inc.	290	13,221	2.34
First Citizens BancShares, Inc.	7	12,887	2.28
First Internet Bancorp	3,341	114,463	20.27
FS Bancorp, Inc.	290	12,902	2.28
Mercantile Bank Corp.	1,200	52,464	9.29
Metropolitan Bank Holding Corp.	3,674	193,179	34.20
Midland States Bancorp, Inc.	1,589	35,562	6.30
Nishi-Nippon Financial Holdings, Inc.	4,700	53,369	9.45
Northeast Bank	4,904	378,245	66.97
Northeast Community Bancorp, Inc.	1,740	46,023	8.15
Old Second Bancorp, Inc.	5,462	85,153	15.08
Raiffeisen Bank International AG	10,487	208,490	36.92
Senshu Ikeda Holdings, Inc.	10,400	23,517	4.16
Shiga Bank Ltd.	2,100	47,413	8.39
Southern States Bancshares, Inc.	4,690	144,124	25.52
Suruga Bank Ltd.	2,200	17,067	3.02
TBC Bank Group PLC	1,438	50,947	9.02
Tokyo Kiraboshi Financial Group, Inc.	2,200	63,294	11.21
Unity Bancorp, Inc.	2,633	89,680	15.88
Webster Financial Corp.	2,054	95,737	16.95
Western Alliance Bancorp	175	15,136	2.68
Wintrust Financial Corp.	407	44,172	7.82
Capital markets
Ameriprise Financial, Inc.	231	108,526	19.22
Brightsphere Investment Group, Inc.	3,310	84,074	14.89
Franklin Resources, Inc.	9,152	184,413	32.65
Insignia Financial Ltd.	14,569	26,490	4.69
Investec PLC	27,107	206,210	36.51
LPL Financial Holdings, Inc.	71	16,517	2.92
Monex Group, Inc.	8,700	36,440	6.45
Morningstar, Inc.	105	33,507	5.93
Nihon M&A Center Holdings, Inc.	1,300	5,922	1.05
Okasan Securities Group, Inc.	1,400	6,039	1.07
Plus500 Ltd.	1,054	35,285	6.25
Quilter PLC	97,444	173,139	30.66
Silvercrest Asset Management Group, Inc.	1,090	18,792	3.33
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 9

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Financials (continued)
Capital markets (continued)
StoneX Group, Inc.	2,223	$182,019	32.23%
Tokai Tokyo Financial Holdings, Inc.	22,300	74,941	13.27
TP ICAP Group PLC	63,562	200,976	35.58
Van Lanschot Kempen NV	2,114	100,364	17.77
Virtus Investment Partners, Inc.	86	18,013	3.19
Consumer finance
Ally Financial, Inc.	1,235	43,954	7.78
Credit Corp Group Ltd.	921	9,888	1.75
Enova International, Inc.	2,907	243,577	43.13
Medallion Financial Corp.	12,412	101,034	17.89
Moneylion, Inc.	818	33,988	6.02
Regional Management Corp.	4,664	152,559	27.01
SLM Corp.	7,761	177,494	31.43
Synchrony Financial	190	9,477	1.68
World Acceptance Corp.	663	78,221	13.85
Zip Co. Ltd.	19,942	37,914	6.71
Financial services
AMP Ltd.	19,637	18,056	3.20
Banco Latinoamericano de Comercio Exterior SA	8,311	270,024	47.81
Burford Capital Ltd.	5,655	74,985	13.28
Challenger Ltd.	15,294	68,728	12.17
Equitable Holdings, Inc.	1,502	63,129	11.18
Global Payments, Inc.	271	27,756	4.91
Helia Group Ltd.	77,201	216,694	38.37
International Money Express, Inc.	4,304	79,581	14.09
Jackson Financial, Inc.	3,671	334,905	59.30
Merchants Bancorp	1,368	61,505	10.89
NCR Atleos Corp.	564	16,091	2.85
Onity Group, Inc.	2,376	75,890	13.44
OSB Group PLC	26,559	138,126	24.46
Paragon Banking Group PLC	20,476	212,844	37.69
Tokyo Century Corp.	6,700	74,867	13.25
Western Union Co.	9,475	113,037	20.01
Insurance
Allstate Corp.	677	128,393	22.73
Everest Group Ltd.	82	32,130	5.69
Globe Life, Inc.	415	43,953	7.78
Hamilton Insurance Group Ltd.	14,599	282,345	49.99
Hartford Financial Services Group, Inc.	252	29,638	5.25
Heritage Insurance Holdings, Inc.	1,941	23,758	4.21
Lancashire Holdings Ltd.	23,295	213,961	37.89
Lincoln National Corp.	2,772	87,346	15.47
Mapfre SA	83,084	221,224	39.17
Markel Group, Inc.	56	87,840	15.55
Mercury General Corp.	2,414	152,034	26.92
nib holdings Ltd.	32,194	132,208	23.41
Oscar Health, Inc.	2,186	46,365	8.21
Reinsurance Group of America, Inc.	180	39,216	6.94
SCOR SE	5,573	124,444	22.03
See accompanying consolidated notes to portfolio of investments
10 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Financials (continued)
Insurance (continued)
Skyward Specialty Insurance Group, Inc.	3,682	$149,968	26.55%
Universal Insurance Holdings, Inc.	12,271	271,925	48.15
Unum Group	1,309	77,807	13.78
Willis Towers Watson PLC	551	162,286	28.74
Mortgage real estate investment trusts (REITs)
AG Mortgage Investment Trust, Inc.	38,915	292,252	51.75
Angel Oak Mortgage REIT, Inc.	18,758	195,646	34.64
PennyMac Mortgage Investment Trust	17,095	243,775	43.16
Rithm Capital Corp.	5,538	62,856	11.13
TPG RE Finance Trust, Inc.	12,598	107,461	19.03
		11,533,793
Health care
Biotechnology
4D Molecular Therapeutics, Inc.	633	6,843	1.21
ACADIA Pharmaceuticals, Inc.	2,185	33,605	5.95
ADMA Biologics, Inc.	2,176	43,498	7.70
Amicus Therapeutics, Inc.	3,184	34,005	6.02
Anika Therapeutics, Inc.	1,419	35,049	6.21
Ardelyx, Inc.	6,544	45,088	7.98
Bavarian Nordic AS	473	16,352	2.90
BioCryst Pharmaceuticals, Inc.	2,349	17,852	3.16
CareDx, Inc.	561	17,517	3.10
Catalyst Pharmaceuticals, Inc.	1,843	36,639	6.49
Enanta Pharmaceuticals, Inc.	2,209	22,885	4.05
Entrada Therapeutics, Inc.	1,682	26,878	4.76
Exelixis, Inc.	740	19,203	3.40
Halozyme Therapeutics, Inc.	595	34,058	6.03
Ironwood Pharmaceuticals, Inc.	7,381	30,410	5.38
Kiniksa Pharmaceuticals International PLC	1,403	35,061	6.21
Krystal Biotech, Inc.	164	29,853	5.29
MiMedx Group, Inc.	5,840	34,514	6.11
Myriad Genetics, Inc.	1,372	37,579	6.65
Neurocrine Biosciences, Inc.	965	111,187	19.69
Organogenesis Holdings, Inc.	13,245	37,881	6.71
Protagonist Therapeutics, Inc.	881	39,645	7.02
Prothena Corp. PLC	1,691	28,291	5.01
PTC Therapeutics, Inc.	1,090	40,439	7.16
Puma Biotechnology, Inc.	15,500	39,525	7.00
Rhythm Pharmaceuticals, Inc.	603	31,591	5.59
Rigel Pharmaceuticals, Inc.	2,778	44,948	7.96
Telix Pharmaceuticals Ltd.	1,475	21,139	3.74
TG Therapeutics, Inc.	1,612	37,705	6.68
Twist Bioscience Corp.	316	14,277	2.53
Veracyte, Inc.	1,203	40,950	7.25
Vericel Corp.	783	33,082	5.86
Voyager Therapeutics, Inc.	5,876	34,375	6.09
Xencor, Inc.	1,857	37,344	6.61
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 11

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Health care (continued)
Health care equipment & supplies
Accuray, Inc.	25,327	$45,589	8.07%
Alphatec Holdings, Inc.	9,642	53,610	9.49
Bioventus, Inc.	2,363	28,238	5.00
CONMED Corp.	215	15,463	2.74
DexCom, Inc.	583	39,084	6.92
Eckert & Ziegler SE	302	15,074	2.67
Elekta AB	22,929	163,458	28.95
Embecta Corp.	2,452	34,573	6.12
Lantheus Holdings, Inc.	377	41,376	7.33
Orthofix Medical, Inc.	373	5,826	1.03
Tactile Systems Technology, Inc.	4,740	69,251	12.26
UFP Technologies, Inc.	833	263,811	46.71
Health care providers & services
AdaptHealth Corp.	1,846	20,731	3.67
Alfresa Holdings Corp.	8,600	134,991	23.90
BrightSpring Health Services, Inc.	9,267	136,039	24.09
Cardinal Health, Inc.	546	60,344	10.68
Centene Corp.	1,221	91,917	16.28
Cigna Group	86	29,794	5.28
Community Health Systems, Inc.	4,915	29,834	5.28
CVS Health Corp.	2,325	146,196	25.89
DocGo, Inc.	14,893	49,445	8.75
Elevance Health, Inc.	63	32,760	5.80
Enhabit, Inc.	11,146	88,053	15.59
Hims & Hers Health, Inc.	2,941	54,173	9.59
Medipal Holdings Corp.	1,900	32,924	5.83
Molina Healthcare, Inc.	123	42,381	7.50
Pediatrix Medical Group, Inc.	16,243	188,256	33.33
Pennant Group, Inc.	2,626	93,748	16.60
Ship Healthcare Holdings, Inc.	8,600	139,928	24.78
Suzuken Co. Ltd./Aichi Japan	4,500	156,643	27.74
Tenet Healthcare Corp.	524	87,089	15.42
Toho Holdings Co. Ltd.	6,100	192,645	34.11
Health care technology
CompuGroup Medical SE & Co. KgaA	6,468	102,382	18.13
Life sciences tools & services
BioLife Solutions, Inc.	1,159	29,021	5.14
Bruker Corp.	923	63,742	11.29
Chemometec AS	160	9,744	1.72
ChromaDex Corp.	40,601	148,194	26.24
Cytek Biosciences, Inc.	21,601	119,670	21.19
Harvard Bioscience, Inc.	33,992	91,438	16.19
Lifecore Biomedical, Inc.	1,499	7,390	1.31
Medpace Holdings, Inc.	376	125,509	22.22
Mesa Laboratories, Inc.	1,023	132,847	23.52
Quanterix Corp.	2,757	35,731	6.33
Siegfried Holding AG	19	25,547	4.52
Pharmaceuticals
Amneal Pharmaceuticals, Inc.	4,300	35,776	6.33
See accompanying consolidated notes to portfolio of investments
12 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Health care (continued)
Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc.	782	$37,950	6.72%
ANI Pharmaceuticals, Inc.	590	35,199	6.23
Biote Corp.	6,001	33,486	5.93
Corcept Therapeutics, Inc.	1,044	48,316	8.55
Elanco Animal Health, Inc.	445	6,537	1.16
Eli Lilly & Co.	82	72,647	12.86
Esperion Therapeutics, Inc.	18,085	29,840	5.28
Evolus, Inc.	2,348	38,038	6.74
Harmony Biosciences Holdings, Inc.	1,011	40,440	7.16
Harrow, Inc.	921	41,408	7.33
Intra-Cellular Therapies, Inc.	1,961	143,486	25.41
Jazz Pharmaceuticals PLC	1,397	155,640	27.56
Ligand Pharmaceuticals, Inc.	255	25,523	4.52
Merck & Co., Inc.	276	31,343	5.55
Organon & Co.	2,184	41,780	7.40
Pacira BioSciences, Inc.	2,378	35,789	6.34
SIGA Technologies, Inc.	4,428	29,889	5.29
WaVe Life Sciences Ltd.	6,209	50,914	9.01
Xeris Biopharma Holdings, Inc.	14,123	40,251	7.13
		5,597,979
Industrials
Aerospace & defense
Astronics Corp.	7,488	145,866	25.83
Byrna Technologies, Inc.	1,789	30,360	5.38
General Dynamics Corp.	169	51,072	9.04
TransDigm Group, Inc.	24	34,251	6.06
Triumph Group, Inc.	11,772	151,741	26.87
Air freight & logistics
Cia de Distribucion Integral Logista Holdings SA	6,665	200,762	35.55
Sankyu, Inc.	8,300	278,004	49.22
Senko Group Holdings Co. Ltd.	15,700	136,218	24.12
Building products
American Woodmark Corp.	591	55,229	9.78
Ariston Holding NV	10,236	49,884	8.83
Builders FirstSource, Inc.	597	115,735	20.49
Central Glass Co. Ltd.	6,700	158,497	28.07
dormakaba Holding AG	246	181,953	32.22
Griffon Corp.	5,350	374,500	66.31
Masterbrand, Inc.	21,446	397,609	70.40
Munters Group AB	2,104	48,022	8.50
Owens Corning	806	142,275	25.19
Sanwa Holdings Corp.	4,600	120,821	21.39
Trane Technologies PLC	538	209,137	37.03
Commercial services & supplies
Bravida Holding AB	6,998	52,679	9.33
CECO Environmental Corp.	4,871	137,362	24.32
Cintas Corp.	108	22,235	3.94
Clean Harbors, Inc.	375	90,641	16.05
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 13

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Industrials (continued)
Commercial services & supplies (continued)
CoreCivic, Inc.	2,230	$28,209	4.99%
Downer EDI Ltd.	23,942	90,707	16.06
Enviri Corp.	24,689	255,284	45.20
ISS AS	10,688	213,710	37.84
Mitie Group PLC	71,483	112,963	20.00
Pitney Bowes, Inc.	11,474	81,810	14.49
Quad/Graphics, Inc.	24,332	110,467	19.56
Serco Group PLC	10,153	24,162	4.28
Steelcase, Inc.	2,635	35,546	6.29
Vestis Corp.	5,474	81,563	14.44
Viad Corp.	5,685	203,694	36.07
Virco Mfg. Corp.	613	8,465	1.50
Waste Management, Inc.	41	8,512	1.51
Construction & engineering
AECOM	870	89,845	15.91
API Group Corp.	1,506	49,728	8.81
Argan, Inc.	1,739	176,387	31.23
Comfort Systems USA, Inc.	272	106,175	18.80
EMCOR Group, Inc.	262	112,799	19.97
IES Holdings, Inc.	751	149,915	26.55
Koninklijke BAM Groep NV	50,582	236,708	41.91
Kumagai Gumi Co. Ltd.	4,400	110,210	19.51
Maire SpA	4,209	34,765	6.16
MasTec, Inc.	79	9,725	1.72
Mota-Engil SGPS SA	17,226	49,203	8.71
MYR Group, Inc.	1,837	187,797	33.25
NCC AB Class B	4,599	76,847	13.61
Peab AB	10,987	88,062	15.59
Tutor Perini Corp.	7,964	216,302	38.30
Ventia Services Group Pty Ltd.	58,372	183,617	32.51
Webuild SpA	76,330	215,645	38.18
Electrical equipment
LSI Industries, Inc.	5,047	81,509	14.43
Mabuchi Motor Co. Ltd.	2,100	32,495	5.75
Signify NV	8,803	207,348	36.72
SWCC Corp.	2,200	87,709	15.53
Ultralife Corp.	836	7,558	1.34
Ground transportation
ComfortDelGro Corp. Ltd.	28,500	33,484	5.93
Ryder System, Inc.	614	89,521	15.85
Seibu Holdings, Inc.	4,500	99,910	17.69
Uber Technologies, Inc.	290	21,796	3.86
Industrial conglomerates
3M Co.	1,537	210,108	37.20
Honeywell International, Inc.	333	68,834	12.19
Machinery
AGCO Corp.	206	20,159	3.57
Allison Transmission Holdings, Inc.	1,153	110,769	19.61
Bodycote PLC	11,266	90,674	16.05
See accompanying consolidated notes to portfolio of investments
14 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Industrials (continued)
Machinery (continued)
CNH Industrial NV	20,209	$224,320	39.72%
Commercial Vehicle Group, Inc.	14,323	46,550	8.24
Donaldson Co., Inc.	498	36,703	6.50
Duerr AG	1,867	45,846	8.12
Esab Corp.	250	26,578	4.71
Graham Corp.	1,936	57,286	10.14
Hitachi Zosen Corp.	29,100	200,648	35.53
Hyster-Yale, Inc.	3,056	194,881	34.51
Iveco Group NV	21,087	211,679	37.48
KION Group AG	5,470	215,000	38.07
Konecranes Oyj	3,041	228,155	40.40
Krones AG	532	76,393	13.53
Lincoln Electric Holdings, Inc.	260	49,925	8.84
Manitowoc Co., Inc.	4,251	40,895	7.24
Mueller Water Products, Inc.	535	11,610	2.06
Ryobi Ltd.	6,700	90,763	16.07
Sulzer AG	1,362	222,722	39.44
Takeuchi Manufacturing Co. Ltd.	2,200	67,657	11.98
Timken Co.	230	19,387	3.43
Tsubakimoto Chain Co.	13,800	180,415	31.94
Valmet Oyj	554	17,736	3.14
Westinghouse Air Brake Technologies Corp.	403	73,253	12.97
Yangzijiang Shipbuilding Holdings Ltd.	48,600	92,643	16.40
Marine transportation
Golden Ocean Group Ltd.	5,892	78,835	13.96
Hoegh Autoliners ASA	18,709	241,288	42.72
NS United Kaiun Kaisha Ltd.	2,500	78,448	13.89
Wallenius Wilhelmsen ASA	17,689	208,186	36.86
Passenger airlines
Norwegian Air Shuttle AS	79,198	97,262	17.22
SkyWest, Inc.	330	28,057	4.97
Professional services
CACI International, Inc.	33	16,650	2.95
Conduent, Inc.	44,588	179,690	31.82
CRA International, Inc.	224	39,272	6.95
IBEX Holdings Ltd.	9,327	186,353	33.00
Kelly Services, Inc.	16,324	349,497	61.88
Leidos Holdings, Inc.	439	71,557	12.67
ManpowerGroup, Inc.	976	71,755	12.70
MEITEC Group Holdings, Inc.	2,100	46,332	8.20
Mistras Group, Inc.	797	9,062	1.60
UT Group Co. Ltd.	6,600	126,375	22.38
Willdan Group, Inc.	936	38,329	6.79
Trading companies & distributors
Air Lease Corp.	1,436	65,036	11.52
Ashtead Technology Holdings PLC	14,530	110,339	19.54
Beacon Roofing Supply, Inc.	95	8,211	1.45
BlueLinx Holdings, Inc.	845	89,080	15.77
Core & Main, Inc.	538	23,887	4.23
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 15

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Industrials (continued)
Trading companies & distributors (continued)
FTAI Aviation Ltd.	2,830	$376,107	66.59%
Grafton Group PLC	4,909	68,309	12.10
H&E Equipment Services, Inc.	1,728	84,119	14.89
Hanwa Co. Ltd.	2,400	82,992	14.70
Herc Holdings, Inc.	324	51,655	9.15
Inabata & Co. Ltd.	1,900	44,021	7.79
MRC Global, Inc.	11,658	148,523	26.30
NOW, Inc.	4,631	59,879	10.60
Rush Enterprises, Inc.	1,725	82,714	14.65
Sojitz Corp.	4,700	110,040	19.48
WESCO International, Inc.	1,195	200,736	35.54
Transportation infrastructure
Fraport AG Frankfurt Airport Services Worldwide	1,471	81,954	14.51
Mitsubishi Logistics Corp.	6,000	218,000	38.60
Qube Holdings Ltd.	26,310	71,848	12.72
		13,970,992
Information technology
Communications equipment
Arista Networks, Inc.	245	94,036	16.65
Electronic equipment, instruments & components
ALSO Holding AG	566	181,232	32.09
Arrow Electronics, Inc.	711	94,442	16.72
Bel Fuse, Inc.	1,084	85,105	15.07
Benchmark Electronics, Inc.	3,628	160,793	28.47
Canon Marketing Japan, Inc.	200	6,465	1.14
Climb Global Solutions, Inc.	156	15,528	2.75
Crane NXT Co.	251	14,081	2.49
Daktronics, Inc.	2,108	27,214	4.82
Dexerials Corp.	6,600	93,013	16.47
Fabrinet	451	106,634	18.88
FARO Technologies, Inc.	7,055	135,033	23.91
Horiba Ltd.	2,200	143,029	25.33
Itron, Inc.	434	46,356	8.21
Jabil, Inc.	1,924	230,553	40.82
Jeol Ltd.	2,200	85,092	15.07
Kaga Electronics Co. Ltd.	8,800	171,439	30.36
Kimball Electronics, Inc.	5,732	106,099	18.79
Landis+Gyr Group AG	722	67,052	11.87
Meiko Electronics Co. Ltd.	2,200	94,444	16.72
Mycronic AB	5,301	206,176	36.51
Oki Electric Industry Co. Ltd.	29,800	201,950	35.76
Richardson Electronics Ltd.	2,266	27,962	4.95
Sanmina Corp.	199	13,622	2.41
Tokyo Electron Device Ltd.	2,200	55,105	9.76
Trimble, Inc.	1,009	62,649	11.09
TTM Technologies, Inc.	2,033	37,102	6.57
Vontier Corp.	1,945	65,624	11.62
See accompanying consolidated notes to portfolio of investments
16 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Information technology (continued)
IT services
CANCOM SE	2,338	$73,236	12.97%
Computacenter PLC	5,863	193,925	34.34
DTS Corp.	2,400	67,629	11.97
Gartner, Inc.	163	82,602	14.63
GMO internet group, Inc.	11,300	197,342	34.94
GoDaddy, Inc.	1,180	185,000	32.76
Hackett Group, Inc.	1,122	29,475	5.22
Indra Sistemas SA	11,073	203,254	35.99
Information Services Group, Inc.	13,582	44,821	7.94
Kyndryl Holdings, Inc.	1,204	27,668	4.90
NEC Networks & System Integration Corp.	9,000	173,394	30.70
TietoEVRY Oyj	2,143	44,251	7.83
Unisys Corp.	8,696	49,393	8.74
Real estate management & development
u-blox Holding AG	893	82,088	14.53
Ultra Clean Holdings, Inc.	4,773	190,586	33.75
Semiconductors & semiconductor equipment
Amkor Technology, Inc.	1,235	37,791	6.69
ams-OSRAM AG	4,512	62,961	11.15
Broadcom, Inc.	1,336	230,460	40.81
Cirrus Logic, Inc.	314	39,002	6.91
Credo Technology Group Holding Ltd.	2,560	78,848	13.96
Ferrotec Holdings Corp.	4,200	67,621	11.97
First Solar, Inc.	28	6,984	1.24
Monolithic Power Systems, Inc.	161	148,844	26.35
NVE Corp.	483	38,577	6.83
NVIDIA Corp.	1,791	217,499	38.51
ON Semiconductor Corp.	105	7,624	1.35
Photronics, Inc.	438	10,845	1.92
Qorvo, Inc.	1,259	130,055	23.03
Rambus, Inc.	4,314	182,137	32.25
RS Technologies Co. Ltd.	4,300	107,706	19.07
SkyWater Technology, Inc.	8,963	81,384	14.41
SMART Global Holdings, Inc.	9,717	203,571	36.05
Software
8X8, Inc.	5,449	11,116	1.97
A10 Networks, Inc.	15,346	221,596	39.24
Bytes Technology Group PLC	24,592	169,323	29.98
Cadence Design Systems, Inc.	23	6,234	1.10
CommVault Systems, Inc.	1,031	158,619	28.08
Consensus Cloud Solutions, Inc.	5,867	138,168	24.46
Elastic NV	81	6,218	1.10
LiveRamp Holdings, Inc.	6,014	149,027	26.39
Nutanix, Inc.	814	48,229	8.54
Oracle Corp.	37	6,305	1.12
Pegasystems, Inc.	1,506	110,074	19.49
Rimini Street, Inc.	24,071	44,531	7.88
ServiceNow, Inc.	99	88,545	15.68
Technology One Ltd.	517	8,528	1.51
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 17

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Information technology (continued)
Software (continued)
Teradata Corp.	1,453	$44,084	7.81%
Viant Technology, Inc.	2,930	32,435	5.74
Technology hardware, storage & peripherals
Diebold Nixdorf, Inc.	7,781	347,500	61.53
Eastman Kodak Co.	3,653	17,242	3.05
HP, Inc.	443	15,890	2.81
Immersion Corp.	24,975	222,777	39.45
Wacom Co. Ltd.	1,400	6,653	1.18
		7,777,497
Materials
Chemicals
Artience Co. Ltd.	7,800	210,026	37.19
Axalta Coating Systems Ltd.	594	21,497	3.81
Chugoku Marine Paints Ltd.	13,200	187,174	33.14
Core Molding Technologies, Inc.	9,590	165,044	29.22
Koppers Holdings, Inc.	7,320	267,399	47.35
Lintec Corp.	8,700	200,059	35.42
Olin Corp.	1,020	48,940	8.66
Orion SA	1,147	20,428	3.62
Rayonier Advanced Materials, Inc.	12,885	110,296	19.53
Resonac Holdings Corp.	4,200	107,539	19.04
Construction materials
Buzzi SpA	2,955	117,759	20.85
CRH PLC	1,840	170,642	30.21
Eagle Materials, Inc.	234	67,310	11.92
Imerys SA	4,942	163,825	29.01
Knife River Corp.	3,544	316,798	56.09
Krosaki Harima Corp.	11,000	170,444	30.18
Martin Marietta Materials, Inc.	109	58,669	10.39
Taiheiyo Cement Corp.	10,800	253,159	44.83
United States Lime & Minerals, Inc.	1,108	108,207	19.16
Containers & packaging
Graphic Packaging Holding Co.	2,404	71,135	12.60
Huhtamaki Oyj	1,862	72,295	12.80
Myers Industries, Inc.	22,842	315,677	55.90
Packaging Corp. of America	148	31,879	5.64
Rengo Co. Ltd.	4,400	30,580	5.41
Sealed Air Corp.	1,101	39,966	7.08
Vidrala SA	1,133	128,138	22.69
Metals & mining
Alpha Metallurgical Resources, Inc.	728	171,939	30.44
Capricorn Metals Ltd.	12,718	50,557	8.95
Deterra Royalties Ltd.	32,312	90,249	15.98
Dowa Holdings Co. Ltd.	4,700	171,846	30.43
Emerald Resources NL	3,537	9,439	1.67
Godo Steel Ltd.	2,200	63,141	11.18
Mitsubishi Materials Corp.	4,800	85,998	15.23
Nippon Light Metal Holdings Co. Ltd.	18,500	209,553	37.10
See accompanying consolidated notes to portfolio of investments
18 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Materials (continued)
Metals & mining (continued)
Perseus Mining Ltd.	121,375	$219,012	38.78%
Ramelius Resources Ltd.	53,855	81,912	14.50
Resolute Mining Ltd.	170,373	87,163	15.43
Sandfire Resources Ltd.	4,078	30,562	5.41
SSAB AB	46,875	240,010	42.50
SSAB AB Stockholm Stock Exchange	9,033	47,300	8.38
UACJ Corp.	4,500	160,306	28.39
Paper & forest products
Louisiana-Pacific Corp.	2,161	232,221	41.12
Sylvamo Corp.	4,398	377,568	66.85
		5,783,661
Real estate
Diversified REITs
Suntec Real Estate Investment Trust	34,500	35,701	6.32
Health care REITs
Diversified Healthcare Trust	6,889	28,865	5.11
Hotel & resort REITs
Chatham Lodging Trust	17,498	149,083	26.40
DiamondRock Hospitality Co.	1,417	12,370	2.19
Park Hotels & Resorts, Inc.	10,609	149,587	26.49
Summit Hotel Properties, Inc.	3,001	20,587	3.64
Xenia Hotels & Resorts, Inc.	2,988	44,133	7.81
Industrial REITs
Centuria Industrial REIT	13,931	30,820	5.46
Industrial Logistics Properties Trust	7,936	37,775	6.69
Mapletree Industrial Trust	3,200	6,050	1.07
Office REITs
City Office REIT, Inc.	2,957	17,269	3.06
Orion Office REIT, Inc.	20,204	80,816	14.31
Real estate management & development
Anywhere Real Estate, Inc.	21,162	107,503	19.03
CBRE Group, Inc.	687	85,518	15.14
Forestar Group, Inc.	11,244	363,968	64.45
Ichigo, Inc.	39,700	101,374	17.95
Jones Lang LaSalle, Inc.	603	162,695	28.81
Kerry Properties Ltd.	112,000	238,585	42.24
Mobimo Holding AG	550	177,084	31.36
Newmark Group, Inc.	19,640	305,009	54.01
RMR Group, Inc.	2,651	67,282	11.91
TAG Immobilien AG	3,919	72,460	12.83
Residential REITs
Ingenia Communities Group	56,324	195,866	34.68
UNITE Group PLC	10,882	136,758	24.21
Retail REITs
Brixmor Property Group, Inc.	318	8,859	1.57
Charter Hall Retail REIT	26,568	66,308	11.74
Hammerson PLC	49,938	212,278	37.59
HomeCo Daily Needs REIT	240,586	207,080	36.67
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 19

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Real estate (continued)
Retail REITs (continued)
Mercialys SA	915	$12,344	2.18%
Supermarket Income REIT PLC	76,247	76,454	13.54
Specialized REITs
Big Yellow Group PLC	8,204	139,079	24.62
EPR Properties	152	7,454	1.32
Equinix, Inc.	12	10,652	1.89
Keppel DC REIT	43,000	72,601	12.85
Lamar Advertising Co.	97	12,959	2.29
National Storage Affiliates Trust	3,542	170,725	30.23
National Storage REIT	125,673	221,554	39.23
Outfront Media, Inc.	2,826	51,942	9.20
Safestore Holdings PLC	12,150	145,708	25.80
VICI Properties, Inc.	946	31,511	5.58
Weyerhaeuser Co.	762	25,801	4.57
		4,100,467
Utilities
Electric utilities
Edison International	851	74,113	13.12
Exelon Corp.	1,765	71,571	12.67
Genie Energy Ltd.	16,991	276,104	48.89
Hokkaido Electric Power Co., Inc.	6,800	45,671	8.09
NRG Energy, Inc.	2,119	193,041	34.18
PG&E Corp.	9,984	197,384	34.95
Xcel Energy, Inc.	1,767	115,385	20.43
Gas utilities
Rubis SCA	6,533	178,314	31.57
UGI Corp.	1,846	46,187	8.18
Independent power and renewable electricity producers
AES Corp.	4,564	91,554	16.21
Clearway Energy, Inc.	472	13,438	2.38
Drax Group PLC	24,289	209,290	37.06
Electric Power Development Co. Ltd.	11,200	186,634	33.05
Vistra Corp.	1,814	215,031	38.07
Multi-utilities
A2A SpA	8,278	19,111	3.38
ACEA SpA	7,554	147,826	26.17
DTE Energy Co.	84	10,786	1.91
Hera SpA	15,234	60,743	10.76
Iren SpA	36,465	82,562	14.62
Water utilities
Consolidated Water Co. Ltd.	12,554	316,486	56.04
		2,551,231
See accompanying consolidated notes to portfolio of investments
20 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Dividend yield	Shares	Value	% of swap basket value
Long positions (continued)
Preferred stocks
Industrials
Machinery
Jungheinrich AG	0.83%	4,375	$131,783	23.33%
Materials
Chemicals
Fuchs Petrolub SE	1.23	4,830	234,308	41.49
			366,091

Short positions
Common stocks
Communication services
Diversified telecommunication services
Anterix, Inc.	(3,095)	$(116,558)	(20.64)%
AST SpaceMobile, Inc.	(1,629)	(42,598)	(7.54)
Cogent Communications Holdings, Inc.	(4,846)	(367,908)	(65.14)
Gamma Communications PLC	(322)	(7,181)	(1.27)
Iridium Communications, Inc.	(1,356)	(41,290)	(7.31)
Liberty Global Ltd.	(4,382)	(94,695)	(16.77)
Liberty Global Ltd. NASDAQ Global Select Market	(479)	(10,112)	(1.79)
Lumen Technologies, Inc.	(14,314)	(101,629)	(18.00)
Shenandoah Telecommunications Co.	(4,527)	(63,876)	(11.31)
Entertainment
Daiichikosho Co. Ltd.	(8,800)	(106,659)	(18.89)
DeNA Co. Ltd.	(4,600)	(57,066)	(10.11)
Embracer Group AB	(64,337)	(167,180)	(29.60)
IMAX Corp.	(10,009)	(205,285)	(36.35)
Netflix, Inc.	(20)	(14,185)	(2.51)
ROBLOX Corp.	(1,629)	(72,100)	(12.77)
Roku, Inc.	(2,486)	(185,605)	(32.86)
Shochiku Co. Ltd.	(2,200)	(161,872)	(28.66)
Take-Two Interactive Software, Inc.	(563)	(86,539)	(15.32)
TKO Group Holdings, Inc.	(451)	(55,793)	(9.88)
Ubisoft Entertainment SA	(1,664)	(18,708)	(3.31)
Interactive media & services
Nextdoor Holdings, Inc.	(24,737)	(61,348)	(10.86)
Rightmove PLC	(3,463)	(28,585)	(5.06)
Media
Boston Omaha Corp.	(5,332)	(79,287)	(14.04)
Cardlytics, Inc.	(14,511)	(46,435)	(8.22)
Future PLC	(1,416)	(19,139)	(3.39)
Gambling.com Group Ltd.	(8,974)	(89,919)	(15.92)
Hakuhodo DY Holdings, Inc.	(19,700)	(160,232)	(28.37)
ITV PLC	(44,919)	(48,074)	(8.51)
Kadokawa Corp.	(4,400)	(97,781)	(17.31)
National CineMedia, Inc.	(3,217)	(22,680)	(4.02)
(2,630,319)
Consumer discretionary
Automobile components
ARB Corp. Ltd.	(5,052)	(165,903)	(29.38)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 21

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Automobile components (continued)
Brembo NV	(10,309)	$(112,838)	(19.98)%
Dorman Products, Inc.	(1,946)	(220,132)	(38.98)
Fox Factory Holding Corp.	(5,677)	(235,595)	(41.72)
Gentex Corp.	(3,965)	(117,721)	(20.84)
Gentherm, Inc.	(669)	(31,142)	(5.51)
Patrick Industries, Inc.	(2,602)	(370,447)	(65.59)
QuantumScape Corp.	(16,338)	(93,943)	(16.63)
Shoei Co. Ltd.	(13,100)	(203,530)	(36.04)
Solid Power, Inc.	(5,196)	(7,015)	(1.24)
Automobiles
Aston Martin Lagonda Global Holdings PLC	(67,004)	(107,856)	(19.10)
Lucid Group, Inc.	(29,198)	(103,069)	(18.25)
Mitsubishi Motors Corp.	(22,700)	(60,728)	(10.75)
Piaggio & C SpA	(55,207)	(161,746)	(28.64)
Rivian Automotive, Inc. Class A	(519)	(5,823)	(1.03)
Tesla, Inc.	(50)	(13,081)	(2.32)
Broadline retail
J Front Retailing Co. Ltd.	(1,900)	(20,445)	(3.62)
Mercari, Inc.	(12,600)	(219,782)	(38.92)
Ollie’s Bargain Outlet Holdings, Inc.	(465)	(45,198)	(8.00)
Diversified consumer services
Duolingo, Inc.	(244)	(68,813)	(12.18)
IDP Education Ltd.	(9,153)	(100,614)	(17.82)
Hotels, restaurants & leisure
Airbnb, Inc. Class A	(276)	(35,000)	(6.20)
Basic-Fit NV	(5,890)	(153,683)	(27.21)
Carnival Corp.	(955)	(17,648)	(3.12)
Choice Hotels International, Inc.	(1,194)	(155,578)	(27.55)
Deliveroo PLC	(45,750)	(94,501)	(16.73)
Domino’s Pizza, Inc.	(139)	(59,790)	(10.59)
DraftKings, Inc.	(2,475)	(97,020)	(17.18)
Dutch Bros, Inc.	(520)	(16,656)	(2.95)
First Watch Restaurant Group, Inc.	(1,593)	(24,851)	(4.40)
Fuji Kyuko Co. Ltd.	(6,700)	(128,802)	(22.81)
Greggs PLC	(3,980)	(166,230)	(29.43)
Jack in the Box, Inc.	(502)	(23,363)	(4.14)
Kura Sushi USA, Inc.	(1,352)	(108,917)	(19.28)
Life Time Group Holdings, Inc.	(827)	(20,195)	(3.58)
Light & Wonder, Inc.	(496)	(45,002)	(7.97)
McDonald’s Corp.	(392)	(119,368)	(21.13)
Nathan’s Famous, Inc.	(323)	(26,131)	(4.63)
Planet Fitness, Inc. Class A	(974)	(79,108)	(14.01)
Portillo’s, Inc.	(710)	(9,564)	(1.69)
Royal Holdings Co. Ltd.	(11,000)	(189,348)	(33.53)
Sabre Corp.	(7,972)	(29,257)	(5.18)
SJM Holdings Ltd.	(156,000)	(62,008)	(10.98)
SSP Group PLC	(44,645)	(95,083)	(16.83)
Sweetgreen, Inc.	(2,022)	(71,680)	(12.69)
See accompanying consolidated notes to portfolio of investments
22 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Hotels, restaurants & leisure (continued)
Wynn Macau Ltd.	(47,200)	$(41,044)	(7.27)%
Xponential Fitness, Inc.	(2,801)	(34,732)	(6.15)
Household durables
Cricut, Inc.	(4,389)	(30,416)	(5.39)
Garmin Ltd.	(1,131)	(199,090)	(35.25)
GoPro, Inc.	(48,929)	(66,543)	(11.78)
iRobot Corp.	(27,393)	(238,045)	(42.15)
JM AB	(3,272)	(65,402)	(11.58)
Legacy Housing Corp.	(13,018)	(356,042)	(63.04)
Leggett & Platt, Inc.	(1,419)	(19,327)	(3.42)
Newell Brands, Inc.	(4,803)	(36,887)	(6.53)
Skyline Champion Corp.	(256)	(24,282)	(4.30)
TopBuild Corp.	(191)	(77,701)	(13.76)
Traeger, Inc.	(15,999)	(58,876)	(10.43)
Leisure products
Acushnet Holdings Corp.	(696)	(44,370)	(7.86)
AMMO, Inc.	(40,311)	(57,645)	(10.21)
Clarus Corp.	(9,149)	(41,170)	(7.29)
Funko, Inc.	(2,944)	(35,976)	(6.37)
Hasbro, Inc.	(3,015)	(218,045)	(38.61)
Latham Group, Inc.	(14,832)	(100,858)	(17.86)
Sega Sammy Holdings, Inc.	(6,600)	(131,334)	(23.25)
Sturm Ruger & Co., Inc.	(3,242)	(135,127)	(23.93)
Yamaha Corp.	(12,900)	(110,712)	(19.60)
Specialty retail
Advance Auto Parts, Inc.	(159)	(6,199)	(1.10)
Beyond, Inc.	(11,484)	(115,759)	(20.50)
boohoo Group PLC	(53,104)	(21,186)	(3.75)
EDION Corp.	(9,000)	(115,032)	(20.37)
EVgo, Inc.	(30,048)	(124,399)	(22.03)
K’s Holdings Corp.	(4,300)	(46,149)	(8.17)
Lovisa Holdings Ltd.	(1,872)	(46,592)	(8.25)
Nextage Co. Ltd.	(4,500)	(57,516)	(10.18)
Revolve Group, Inc.	(1,533)	(37,988)	(6.73)
RH	(645)	(215,707)	(38.19)
RumbleON, Inc.	(14,395)	(68,952)	(12.21)
Sleep Number Corp.	(526)	(9,636)	(1.71)
Tractor Supply Co.	(106)	(30,839)	(5.46)
Valvoline, Inc.	(254)	(10,630)	(1.88)
Warby Parker, Inc. Class A	(1,404)	(22,927)	(4.06)
Watches of Switzerland Group PLC	(9,578)	(61,081)	(10.81)
Wayfair, Inc.	(446)	(25,056)	(4.44)
WH Smith PLC	(12,088)	(235,628)	(41.72)
Textiles, apparel & luxury goods
Birkenstock Holding PLC	(2,173)	(107,107)	(18.96)
Brunello Cucinelli SpA	(2,048)	(220,564)	(39.05)
Dr Martens PLC	(124,448)	(93,672)	(16.59)
Figs, Inc.	(18,244)	(124,789)	(22.10)
Goldwin, Inc.	(2,200)	(126,711)	(22.44)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 23

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Textiles, apparel & luxury goods (continued)
NIKE, Inc.	(219)	$(19,360)	(3.43)%
Salvatore Ferragamo SpA	(25,736)	(198,531)	(35.15)
Under Armour, Inc.	(6,163)	(51,523)	(9.12)
VF Corp.	(4,366)	(87,102)	(15.42)
(8,698,463)
Consumer staples
Beverages
Brown-Forman Corp.	(3,482)	(171,315)	(30.33)
Brown-Forman Corp.	(1,178)	(56,638)	(10.03)
Consumer staples distribution & retail
BJ’s Wholesale Club Holdings, Inc.	(213)	(17,568)	(3.11)
Cosmos Pharmaceutical Corp.	(4,100)	(213,579)	(37.82)
DocMorris AG	(525)	(23,138)	(4.10)
HelloFresh SE	(11,354)	(116,225)	(20.58)
Kusuri no Aoki Holdings Co. Ltd.	(4,300)	(99,718)	(17.65)
Maplebear, Inc.	(5,254)	(214,048)	(37.90)
Ocado Group PLC	(35,606)	(182,940)	(32.39)
Redcare Pharmacy NV	(1,273)	(183,648)	(32.52)
Walgreens Boots Alliance, Inc.	(3,538)	(31,701)	(5.61)
Yaoko Co. Ltd.	(2,200)	(148,815)	(26.35)
Food products
Alico, Inc.	(787)	(22,012)	(3.90)
Ariake Japan Co. Ltd.	(4,300)	(158,268)	(28.02)
B&G Foods, Inc.	(1,294)	(11,491)	(2.03)
Calbee, Inc.	(2,200)	(53,467)	(9.47)
Campbell Soup Co.	(455)	(22,259)	(3.94)
Emmi AG	(12)	(12,264)	(2.17)
General Mills, Inc.	(433)	(31,977)	(5.66)
Hershey Co.	(973)	(186,602)	(33.04)
Kraft Heinz Co.	(3,291)	(115,547)	(20.46)
Limoneira Co.	(13,831)	(366,522)	(64.90)
McCormick & Co., Inc.	(145)	(11,934)	(2.11)
Mission Produce, Inc.	(25,609)	(328,307)	(58.13)
Sakata Seed Corp.	(8,700)	(213,679)	(37.84)
Simply Good Foods Co.	(420)	(14,603)	(2.59)
Viscofan SA	(3,100)	(219,814)	(38.92)
Westrock Coffee Co.	(17,008)	(110,552)	(19.58)
Household products
Lion Corp.	(12,800)	(143,830)	(25.47)
Spectrum Brands Holdings, Inc.	(373)	(35,487)	(6.28)
WD-40 Co.	(270)	(69,628)	(12.33)
Personal care products
Beauty Health Co.	(4,458)	(6,419)	(1.14)
Kobayashi Pharmaceutical Co. Ltd.	(2,200)	(87,296)	(15.46)
Pola Orbis Holdings, Inc.	(2,000)	(20,581)	(3.64)
Tobacco
Ispire Technology, Inc.	(8,407)	(52,165)	(9.24)
(3,754,037)
See accompanying consolidated notes to portfolio of investments
24 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Energy
Energy equipment & services
Borr Drilling Ltd.	(36,652)	$(201,443)	(35.67)%
Core Laboratories, Inc.	(2,536)	(46,992)	(8.32)
Nabors Industries Ltd.	(1,196)	(77,106)	(13.65)
Schlumberger NV	(2,443)	(102,484)	(18.15)
SEACOR Marine Holdings, Inc.	(10,443)	(100,775)	(17.84)
Transocean Ltd.	(4,653)	(19,775)	(3.50)
Valaris Ltd.	(655)	(36,516)	(6.47)
Oil, gas & consumable fuels
Aemetis, Inc.	(2,525)	(5,807)	(1.03)
Beach Energy Ltd.	(94,240)	(79,161)	(14.02)
Boss Energy Ltd.	(79,736)	(181,363)	(32.11)
Chevron Corp.	(68)	(10,014)	(1.77)
Clean Energy Fuels Corp.	(55,896)	(173,837)	(30.78)
ConocoPhillips	(57)	(6,001)	(1.06)
Deep Yellow Ltd.	(251,582)	(239,155)	(42.35)
DNO ASA	(82,283)	(88,966)	(15.75)
Encore Energy Corp.	(53,666)	(216,811)	(38.39)
Energy Fuels, Inc.	(9,542)	(52,386)	(9.28)
EOG Resources, Inc.	(213)	(26,184)	(4.64)
Evolution Petroleum Corp.	(7,563)	(40,159)	(7.11)
Flex LNG Ltd.	(1,795)	(45,665)	(8.08)
Golar LNG Ltd.	(4,837)	(177,808)	(31.48)
Granite Ridge Resources, Inc.	(3,981)	(23,647)	(4.19)
Iwatani Corp.	(8,800)	(126,375)	(22.38)
Koninklijke Vopak NV	(4,483)	(207,994)	(36.83)
NACCO Industries, Inc.	(2,020)	(57,267)	(10.14)
NextDecade Corp.	(10,865)	(51,174)	(9.06)
ONEOK, Inc.	(695)	(63,335)	(11.21)
Sable Offshore Corp.	(4,362)	(103,074)	(18.25)
Sitio Royalties Corp.	(7,348)	(153,132)	(27.11)
Texas Pacific Land Corp.	(107)	(94,667)	(16.76)
United Energy Group Ltd.	(492,000)	(24,366)	(4.31)
Verbio SE	(11,629)	(241,680)	(42.79)
Viper Energy, Inc.	(3,519)	(158,742)	(28.11)
Vitesse Energy, Inc.	(10,538)	(253,123)	(44.82)
W&T Offshore, Inc.	(10,456)	(22,480)	(3.98)
Williams Cos., Inc.	(1,655)	(75,551)	(13.38)
Yellow Cake PLC	(25,169)	(188,102)	(33.31)
(3,773,117)
Financials
Banks
Ames National Corp.	(1,473)	(26,853)	(4.75)
Arrow Financial Corp.	(2,262)	(64,829)	(11.48)
Associated Banc-Corp.	(1,627)	(35,046)	(6.21)
Atlantic Union Bankshares Corp.	(1,282)	(48,293)	(8.55)
Bank First Corp.	(954)	(86,528)	(15.32)
Bank of America Corp.	(827)	(32,815)	(5.81)
Bank of Hawaii Corp.	(977)	(61,326)	(10.86)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 25

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Financials (continued)
Banks (continued)
Bank of Marin Bancorp.	(3,106)	$(62,400)	(11.05)%
Bankinter SA	(23,501)	(207,397)	(36.72)
Blue Foundry Bancorp.	(5,641)	(57,820)	(10.24)
Cadence Bank	(2,655)	(84,562)	(14.97)
Capitol Federal Financial, Inc.	(10,020)	(58,517)	(10.36)
City Holding Co.	(1,475)	(173,150)	(30.66)
Columbia Financial, Inc.	(4,201)	(71,711)	(12.70)
Commerce Bancshares, Inc.	(515)	(30,591)	(5.42)
Community Financial System, Inc.	(2,416)	(140,297)	(24.84)
Community West Bancshares	(1,026)	(19,761)	(3.50)
CVB Financial Corp.	(1,744)	(31,078)	(5.50)
Fifth Third Bancorp	(822)	(35,214)	(6.23)
First Community Bankshares, Inc.	(4,631)	(199,828)	(35.38)
First Financial Bankshares, Inc.	(3,343)	(123,724)	(21.91)
First Financial Northwest, Inc.	(541)	(12,183)	(2.16)
First Hawaiian, Inc.	(2,528)	(58,523)	(10.36)
Five Star Bancorp	(284)	(8,443)	(1.49)
Glacier Bancorp, Inc.	(4,192)	(191,574)	(33.92)
Heritage Commerce Corp.	(4,654)	(45,982)	(8.14)
Heritage Financial Corp.	(1,771)	(38,555)	(6.83)
Hingham Institution for Savings	(312)	(75,913)	(13.44)
John Marshall Bancorp, Inc.	(357)	(7,061)	(1.25)
JPMorgan Chase & Co.	(46)	(9,700)	(1.72)
Lakeland Financial Corp.	(1,603)	(104,387)	(18.48)
Linkbancorp, Inc.	(15,558)	(99,727)	(17.66)
National Bankshares, Inc.	(1,544)	(46,166)	(8.17)
NB Bancorp, Inc.	(18,104)	(336,010)	(59.49)
NBT Bancorp, Inc.	(4,876)	(215,665)	(38.19)
Pacific Premier Bancorp, Inc.	(3,388)	(85,242)	(15.09)
Park National Corp.	(1,258)	(211,319)	(37.42)
Prosperity Bancshares, Inc.	(1,194)	(86,052)	(15.24)
Provident Bancorp, Inc.	(1,348)	(14,545)	(2.58)
Ringkjoebing Landbobank AS	(1,279)	(201,690)	(35.71)
Seacoast Banking Corp. of Florida	(421)	(11,220)	(1.99)
Seven Bank Ltd.	(88,600)	(176,491)	(31.25)
Sydbank AS	(466)	(22,964)	(4.07)
TFS Financial Corp.	(15,381)	(197,800)	(35.02)
Triumph Financial, Inc.	(1,295)	(103,004)	(18.24)
Truist Financial Corp.	(3,663)	(156,667)	(27.74)
United Bankshares, Inc.	(163)	(6,047)	(1.07)
Capital markets
AJ Bell PLC	(33,828)	(203,293)	(36.00)
AlTi Global, Inc.	(7,132)	(26,674)	(4.72)
Ares Management Corp.	(48)	(7,480)	(1.32)
Avanza Bank Holding AB	(3,843)	(95,168)	(16.85)
Banca Generali SpA	(4,359)	(195,253)	(34.57)
BlackRock, Inc.	(32)	(30,384)	(5.38)
Carlyle Group, Inc.	(730)	(31,434)	(5.57)
Houlihan Lokey, Inc.	(152)	(24,019)	(4.25)
See accompanying consolidated notes to portfolio of investments
26 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Financials (continued)
Capital markets (continued)
JAFCO Group Co. Ltd.	(2,200)	$(30,951)	(5.48)%
Liontrust Asset Management PLC	(3,675)	(28,694)	(5.08)
M&A Capital Partners Co. Ltd.	(9,000)	(144,463)	(25.58)
M&A Research Institute Holdings, Inc.	(2,200)	(45,691)	(8.09)
Matsui Securities Co. Ltd.	(37,000)	(201,315)	(35.65)
Nordnet AB publ	(9,146)	(219,378)	(38.84)
Open Lending Corp.	(25,115)	(153,704)	(27.21)
PJT Partners, Inc. Class A	(304)	(40,535)	(7.18)
St. James’s Place PLC	(22,017)	(216,058)	(38.26)
Consumer finance
American Express Co.	(127)	(34,442)	(6.10)
Cembra Money Bank AG	(887)	(82,742)	(14.65)
Marui Group Co. Ltd.	(6,800)	(113,101)	(20.03)
Nelnet, Inc.	(1,276)	(144,545)	(25.59)
Orient Corp.	(2,000)	(13,053)	(2.31)
SoFi Technologies, Inc.	(9,141)	(71,848)	(12.72)
Upstart Holdings, Inc.	(1,287)	(51,493)	(9.12)
Financial services
Affirm Holdings, Inc.	(265)	(10,817)	(1.92)
Alerus Financial Corp.	(2,631)	(60,197)	(10.66)
Cannae Holdings, Inc.	(5,887)	(112,206)	(19.87)
Enact Holdings, Inc.	(4,336)	(157,527)	(27.89)
Fidelity National Information Services, Inc.	(1,203)	(100,751)	(17.84)
Flywire Corp.	(1,735)	(28,437)	(5.04)
GMO Financial Gate, Inc.	(2,300)	(114,420)	(20.26)
GMO Payment Gateway, Inc.	(2,200)	(134,702)	(23.85)
I3 Verticals, Inc.	(3,446)	(73,434)	(13.00)
Jack Henry & Associates, Inc.	(186)	(32,836)	(5.81)
Radian Group, Inc.	(6,184)	(214,523)	(37.98)
Remitly Global, Inc.	(8,901)	(119,184)	(21.10)
Sezzle, Inc.	(411)	(70,113)	(12.41)
StoneCo Ltd.	(3,925)	(44,196)	(7.83)
Visa, Inc.	(631)	(173,493)	(30.72)
Waterstone Financial, Inc.	(1,262)	(18,551)	(3.29)
Wendel SE	(2,073)	(211,834)	(37.51)
Worldline SA	(21,009)	(152,899)	(27.07)
Insurance
Aflac, Inc.	(1,004)	(112,247)	(19.87)
AMERISAFE, Inc.	(2,460)	(118,892)	(21.05)
Aon PLC	(266)	(92,033)	(16.30)
Arthur J Gallagher & Co.	(171)	(48,114)	(8.52)
AUB Group Ltd.	(6,598)	(140,404)	(24.86)
Chubb Ltd.	(72)	(20,764)	(3.68)
Coface SA	(9,272)	(151,617)	(26.85)
Kingsway Financial Services, Inc.	(4,682)	(38,767)	(6.86)
Lemonade, Inc.	(5,435)	(89,623)	(15.87)
Mandatum Oyj	(7,549)	(37,352)	(6.61)
Marsh & McLennan Cos., Inc.	(272)	(60,681)	(10.74)
MBIA, Inc.	(8,234)	(29,396)	(5.20)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 27

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Financials (continued)
Insurance (continued)
RLI Corp.	(547)	$(84,774)	(15.01)%
Selectquote, Inc.	(6,471)	(14,042)	(2.49)
Steadfast Group Ltd.	(32,732)	(128,308)	(22.72)
Storebrand ASA	(16,203)	(177,953)	(31.51)
Trupanion, Inc.	(1,092)	(45,842)	(8.12)
Mortgage real estate investment trusts (REITs)
AGNC Investment Corp.	(10,900)	(114,014)	(20.19)
Annaly Capital Management, Inc.	(3,763)	(75,523)	(13.37)
ARMOUR Residential REIT, Inc.	(15,561)	(317,444)	(56.21)
Dynex Capital, Inc.	(26,932)	(343,652)	(60.85)
Invesco Mortgage Capital, Inc.	(2,932)	(27,532)	(4.87)
Orchid Island Capital, Inc.	(40,934)	(336,478)	(59.58)
Sunrise Realty Trust, Inc.	(657)	(9,454)	(1.67)
(10,825,414)
Health care
Biotechnology
AbbVie, Inc.	(32)	(6,319)	(1.12)
Altimmune, Inc.	(5,569)	(34,194)	(6.05)
ALX Oncology Holdings, Inc.	(17,768)	(32,338)	(5.73)
ARS Pharmaceuticals, Inc.	(3,028)	(43,906)	(7.77)
Biomea Fusion, Inc.	(4,767)	(48,147)	(8.52)
Candel Therapeutics, Inc.	(5,837)	(40,450)	(7.16)
Cardiff Oncology, Inc.	(14,453)	(38,589)	(6.83)
Elevation Oncology, Inc.	(17,521)	(10,511)	(1.86)
Humacyte, Inc.	(6,426)	(34,957)	(6.19)
IGM Biosciences, Inc.	(3,509)	(58,039)	(10.28)
ImmunityBio, Inc.	(7,334)	(27,282)	(4.83)
Immunovant, Inc.	(903)	(25,745)	(4.56)
Inovio Pharmaceuticals, Inc.	(5,498)	(31,778)	(5.63)
Inozyme Pharma, Inc.	(6,951)	(36,354)	(6.44)
Ionis Pharmaceuticals, Inc.	(1,218)	(48,793)	(8.64)
Kyverna Therapeutics, Inc.	(4,805)	(23,496)	(4.16)
LENZ Therapeutics, Inc.	(1,497)	(35,539)	(6.29)
Lexicon Pharmaceuticals, Inc.	(17,243)	(27,072)	(4.79)
Moderna, Inc.	(485)	(32,413)	(5.74)
ORIC Pharmaceuticals, Inc.	(3,679)	(37,710)	(6.68)
Outlook Therapeutics, Inc.	(5,101)	(27,239)	(4.82)
Prime Medicine, Inc.	(9,560)	(36,997)	(6.55)
ProKidney Corp.	(11,488)	(22,057)	(3.91)
Q32 Bio, Inc.	(878)	(39,176)	(6.94)
Replimune Group, Inc.	(3,012)	(33,012)	(5.85)
Sana Biotechnology, Inc.	(6,522)	(27,132)	(4.80)
Scholar Rock Holding Corp.	(4,050)	(32,440)	(5.74)
Summit Therapeutics, Inc.	(2,914)	(63,817)	(11.30)
Tourmaline Bio, Inc.	(1,709)	(43,938)	(7.78)
Viking Therapeutics, Inc.	(1,163)	(73,630)	(13.04)
Health care equipment & supplies
Abbott Laboratories	(78)	(8,893)	(1.57)
See accompanying consolidated notes to portfolio of investments
28 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Health care (continued)
Health care equipment & supplies (continued)
AtriCure, Inc.	(581)	$(16,291)	(2.88)%
CVRx, Inc.	(5,883)	(51,829)	(9.18)
Enovis Corp.	(132)	(5,683)	(1.01)
Fractyl Health, Inc.	(20,829)	(52,697)	(9.33)
Inari Medical, Inc.	(532)	(21,940)	(3.88)
iRhythm Technologies, Inc.	(466)	(34,596)	(6.13)
Masimo Corp.	(275)	(36,666)	(6.49)
Medtronic PLC	(787)	(70,854)	(12.55)
Nakanishi, Inc.	(6,800)	(125,993)	(22.31)
Neogen Corp.	(11,784)	(198,089)	(35.07)
NeuroPace, Inc.	(5,582)	(38,907)	(6.89)
Nevro Corp.	(7,851)	(43,887)	(7.77)
Novocure Ltd.	(6,145)	(96,046)	(17.01)
Orchestra BioMed Holdings, Inc.	(8,111)	(41,690)	(7.38)
OrthoPediatrics Corp.	(1,381)	(37,439)	(6.63)
Paragon 28, Inc.	(3,337)	(22,291)	(3.95)
Pulse Biosciences, Inc.	(525)	(9,208)	(1.63)
Semler Scientific, Inc.	(1,754)	(41,307)	(7.31)
Sight Sciences, Inc.	(13,232)	(83,362)	(14.76)
STERIS PLC	(145)	(35,168)	(6.23)
Health care providers & services
Amvis Holdings, Inc.	(4,700)	(62,983)	(11.15)
AS ONE Corp.	(6,800)	(137,017)	(24.26)
Castle Biosciences, Inc.	(804)	(22,930)	(4.06)
Emeis SA	(3,022)	(18,922)	(3.35)
Fulgent Genetics, Inc.	(11,690)	(254,024)	(44.98)
GeneDx Holdings Corp.	(1,795)	(76,180)	(13.49)
Guardant Health, Inc.	(4,147)	(95,132)	(16.84)
H.U. Group Holdings, Inc.	(4,700)	(86,707)	(15.35)
Healius Ltd.	(105,323)	(125,606)	(22.24)
Henry Schein, Inc.	(844)	(61,528)	(10.89)
LifeStance Health Group, Inc.	(8,291)	(58,037)	(10.28)
Nano-X Imaging Ltd.	(15,283)	(92,921)	(16.45)
Premier, Inc.	(4,350)	(87,000)	(15.41)
Sonida Senior Living, Inc.	(766)	(20,483)	(3.63)
Talkspace, Inc.	(11,164)	(23,333)	(4.13)
UnitedHealth Group, Inc.	(92)	(53,790)	(9.52)
Health care technology
Certara, Inc.	(5,688)	(66,607)	(11.79)
Definitive Healthcare Corp.	(5,173)	(23,123)	(4.09)
Doximity, Inc.	(2,142)	(93,327)	(16.53)
JMDC, Inc.	(2,300)	(74,653)	(13.22)
Medley, Inc.	(2,200)	(58,549)	(10.37)
Phreesia, Inc.	(3,175)	(72,358)	(12.81)
Schrodinger, Inc.	(5,228)	(96,980)	(17.17)
Sectra AB	(1,057)	(29,537)	(5.23)
Simulations Plus, Inc.	(4,389)	(140,536)	(24.88)
Veeva Systems, Inc.	(160)	(33,579)	(5.95)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 29

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Health care (continued)
Life sciences tools & services
Avantor, Inc.	(1,427)	$(36,917)	(6.54)%
Bio-Rad Laboratories, Inc. Class A	(198)	(66,247)	(11.73)
Danaher Corp.	(207)	(57,550)	(10.19)
Oxford Nanopore Technologies PLC	(100,861)	(214,540)	(37.99)
Revvity, Inc.	(1,019)	(130,177)	(23.05)
Schott Pharma AG & Co. KGaA	(3,012)	(102,797)	(18.20)
Shin Nippon Biomedical Laboratories Ltd.	(4,500)	(36,476)	(6.46)
Pharmaceuticals
Alto Neuroscience, Inc.	(2,773)	(31,723)	(5.62)
Johnson & Johnson	(320)	(51,859)	(9.18)
Longboard Pharmaceuticals, Inc.	(787)	(26,231)	(4.65)
Neumora Therapeutics, Inc.	(2,536)	(33,500)	(5.93)
Omeros Corp.	(6,838)	(27,147)	(4.81)
Pfizer, Inc.	(4,633)	(134,079)	(23.74)
Pliant Therapeutics, Inc.	(2,148)	(24,079)	(4.26)
Ventyx Biosciences, Inc.	(17,020)	(37,104)	(6.57)
(5,122,174)
Industrials
Aerospace & defense
Archer Aviation, Inc.	(48,057)	(145,613)	(25.78)
Boeing Co.	(1,246)	(189,442)	(33.54)
Chemring Group PLC	(23,788)	(116,877)	(20.70)
HEICO Corp.	(438)	(114,528)	(20.28)
Hensoldt AG	(3,140)	(102,971)	(18.23)
Kratos Defense & Security Solutions, Inc.	(2,577)	(60,044)	(10.63)
Loar Holdings, Inc.	(439)	(32,745)	(5.80)
Mercury Systems, Inc.	(2,198)	(81,326)	(14.40)
National Presto Industries, Inc.	(589)	(44,258)	(7.84)
Rocket Lab USA, Inc.	(13,704)	(133,340)	(23.61)
Virgin Galactic Holdings, Inc.	(14,611)	(89,127)	(15.78)
Air freight & logistics
Forward Air Corp.	(5,218)	(184,717)	(32.70)
United Parcel Service, Inc.	(1,342)	(182,968)	(32.40)
Building products
Belimo Holding AG	(309)	(220,336)	(39.01)
Caesarstone Ltd.	(25,158)	(114,721)	(20.31)
Carrier Global Corp.	(90)	(7,244)	(1.28)
CSW Industrials, Inc.	(195)	(71,446)	(12.65)
Hayward Holdings, Inc.	(8,694)	(133,366)	(23.62)
Johnson Controls International PLC	(173)	(13,427)	(2.38)
Zurn Elkay Water Solutions Corp.	(10,893)	(391,494)	(69.32)
Commercial services & supplies
ACV Auctions, Inc.	(9,292)	(188,906)	(33.45)
Casella Waste Systems, Inc. Class A	(3,210)	(319,363)	(56.55)
Japan Elevator Service Holdings Co. Ltd.	(2,300)	(49,769)	(8.81)
LanzaTech Global, Inc.	(35,628)	(68,049)	(12.05)
Liquidity Services, Inc.	(1,370)	(31,236)	(5.53)
Nippon Parking Development Co. Ltd.	(97,600)	(157,545)	(27.89)
See accompanying consolidated notes to portfolio of investments
30 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Industrials (continued)
Commercial services & supplies (continued)
Perma-Fix Environmental Services, Inc.	(3,234)	$(39,681)	(7.03)%
Pilot Corp.	(4,500)	(138,859)	(24.59)
Pluxee NV	(3,347)	(70,558)	(12.49)
Sohgo Security Services Co. Ltd.	(7,000)	(50,409)	(8.92)
SPIE SA	(954)	(36,425)	(6.45)
VSE Corp.	(297)	(24,571)	(4.35)
Construction & engineering
Ackermans & van Haaren NV	(727)	(154,326)	(27.33)
Centuri Holdings, Inc.	(4,970)	(80,266)	(14.21)
Hazama Ando Corp.	(8,900)	(69,293)	(12.27)
Matrix Service Co.	(2,000)	(23,060)	(4.08)
MDU Resources Group, Inc.	(2,047)	(56,108)	(9.93)
Sacyr SA	(2,808)	(10,152)	(1.80)
SHO-BOND Holdings Co. Ltd.	(200)	(7,893)	(1.40)
Sweco AB	(9,570)	(162,172)	(28.72)
Thyssenkrupp Nucera AG & Co. KGaa	(21,875)	(227,796)	(40.33)
Toyo Construction Co. Ltd.	(20,000)	(185,632)	(32.87)
Electrical equipment
Alfen NV	(2,246)	(32,877)	(5.82)
ChargePoint Holdings, Inc.	(13,662)	(18,717)	(3.31)
Enovix Corp.	(22,165)	(207,021)	(36.66)
Generac Holdings, Inc.	(159)	(25,262)	(4.47)
Hexatronic Group AB	(33,283)	(169,170)	(29.95)
Hubbell, Inc.	(109)	(46,690)	(8.27)
Idec Corp.	(11,100)	(197,016)	(34.88)
Kempower Oyj	(10,076)	(129,209)	(22.88)
NEL ASA	(166,049)	(78,517)	(13.90)
Net Power, Inc.	(1,951)	(13,677)	(2.42)
Nexans SA	(269)	(39,406)	(6.98)
Nordex SE	(1,483)	(22,979)	(4.07)
NuScale Power Corp.	(3,615)	(41,862)	(7.41)
Plug Power, Inc.	(30,955)	(69,958)	(12.39)
Regal Rexnord Corp.	(165)	(27,370)	(4.85)
Rockwell Automation, Inc.	(90)	(24,161)	(4.28)
Sensata Technologies Holding PLC	(1,044)	(37,438)	(6.63)
Sunrun, Inc.	(1,332)	(24,056)	(4.26)
Ushio, Inc.	(13,400)	(189,264)	(33.51)
Vicor Corp.	(2,516)	(105,924)	(18.76)
Ground transportation
Heartland Express, Inc.	(2,559)	(31,425)	(5.56)
Keio Corp.	(2,400)	(57,176)	(10.12)
Kyushu Railway Co.	(2,300)	(66,171)	(11.72)
Marten Transport Ltd.	(4,059)	(71,844)	(12.72)
Schneider National, Inc. Class B	(3,896)	(111,192)	(19.69)
U-Haul Holding Co.	(299)	(21,528)	(3.81)
U-Haul Holding Co. New York Stock Exchange	(373)	(28,900)	(5.12)
Werner Enterprises, Inc.	(7,817)	(301,658)	(53.41)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 31

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Industrials (continued)
Industrial conglomerates
Keihan Holdings Co. Ltd.	(10,400)	$(219,179)	(38.81)%
Storskogen Group AB	(8,911)	(8,541)	(1.51)
Machinery
3D Systems Corp.	(34,776)	(98,764)	(17.49)
Astec Industries, Inc.	(2,064)	(65,924)	(11.67)
Burckhardt Compression Holding AG	(264)	(189,028)	(33.47)
Caterpillar, Inc.	(408)	(159,577)	(28.25)
Crane Co.	(225)	(35,613)	(6.31)
Dover Corp.	(87)	(16,681)	(2.95)
Fortive Corp.	(756)	(59,671)	(10.57)
Georg Fischer AG	(391)	(29,498)	(5.22)
Harmonic Drive Systems, Inc.	(4,500)	(110,680)	(19.60)
Helios Technologies, Inc.	(822)	(39,209)	(6.94)
Hino Motors Ltd.	(13,300)	(42,854)	(7.59)
Hyliion Holdings Corp.	(12,037)	(29,852)	(5.29)
IHI Corp.	(2,200)	(113,930)	(20.17)
Illinois Tool Works, Inc.	(118)	(30,924)	(5.48)
Ingersoll Rand, Inc.	(1,290)	(126,626)	(22.42)
Interpump Group SpA	(4,875)	(227,266)	(40.24)
Interroll Holding AG	(28)	(84,859)	(15.03)
Japan Steel Works Ltd.	(2,200)	(76,902)	(13.62)
Kadant, Inc.	(431)	(145,678)	(25.79)
Lindsay Corp.	(1,187)	(147,948)	(26.20)
Nabtesco Corp.	(4,800)	(82,458)	(14.60)
NN, Inc.	(6,240)	(24,336)	(4.31)
Nordson Corp.	(709)	(186,205)	(32.97)
Omega Flex, Inc.	(3,157)	(157,598)	(27.90)
RENK Group AG	(2,058)	(50,857)	(9.00)
Seatrium Ltd.	(64,600)	(89,467)	(15.84)
SFS Group AG	(1,161)	(181,074)	(32.06)
Shyft Group, Inc.	(5,026)	(63,076)	(11.17)
SPX Technologies, Inc.	(437)	(69,684)	(12.34)
Stanley Black & Decker, Inc.	(125)	(13,766)	(2.44)
TOMRA Systems ASA	(7,499)	(110,499)	(19.56)
Toro Co.	(1,064)	(92,281)	(16.34)
Watts Water Technologies, Inc.	(682)	(141,304)	(25.02)
Weir Group PLC	(4,513)	(130,689)	(23.14)
Xylem, Inc.	(915)	(123,553)	(21.88)
Marine transportation
DS Norden AS	(2,757)	(114,618)	(20.30)
Genco Shipping & Trading Ltd.	(8,244)	(160,758)	(28.46)
Kirby Corp.	(613)	(75,050)	(13.29)
Passenger airlines
Air France-KLM	(10,861)	(109,027)	(19.31)
American Airlines Group, Inc.	(8,804)	(98,957)	(17.52)
Joby Aviation, Inc.	(47,698)	(239,921)	(42.48)
Southwest Airlines Co.	(6,021)	(178,402)	(31.59)
Professional services
ALS Ltd.	(14,022)	(139,789)	(24.75)
See accompanying consolidated notes to portfolio of investments
32 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Industrials (continued)
Professional services (continued)
Asure Software, Inc.	(7,050)	$(63,803)	(11.30)%
BayCurrent, Inc.	(4,500)	(166,067)	(29.41)
Dayforce, Inc.	(1,005)	(61,556)	(10.90)
Dun & Bradstreet Holdings, Inc.	(834)	(9,599)	(1.70)
Exponent, Inc.	(1,238)	(142,717)	(25.27)
Forrester Research, Inc.	(744)	(13,399)	(2.37)
Hays PLC	(169,969)	(210,879)	(37.34)
Infomart Corp.	(38,700)	(88,049)	(15.59)
Innodata, Inc.	(341)	(5,719)	(1.01)
IPH Ltd.	(2,374)	(9,979)	(1.77)
Kforce, Inc.	(2,639)	(162,167)	(28.71)
Paychex, Inc.	(831)	(111,512)	(19.75)
Paycor HCM, Inc.	(2,643)	(37,504)	(6.64)
Paylocity Holding Corp.	(73)	(12,043)	(2.13)
RWS Holdings PLC	(18,688)	(40,476)	(7.17)
SMS Co. Ltd.	(4,600)	(69,020)	(12.22)
Spire Global, Inc.	(1,289)	(12,877)	(2.28)
Trading companies & distributors
Diploma PLC	(3,112)	(184,480)	(32.66)
GATX Corp.	(112)	(14,834)	(2.63)
Howden Joinery Group PLC	(9,524)	(115,489)	(20.45)
RS Group PLC	(17,254)	(186,849)	(33.08)
Transcat, Inc.	(1,548)	(186,952)	(33.10)
Xometry, Inc.	(4,272)	(78,477)	(13.90)
Transportation infrastructure
Atlas Arteria Ltd.	(2,057)	(6,954)	(1.23)
Japan Airport Terminal Co. Ltd.	(4,400)	(157,754)	(27.93)
Sky Harbour Group Corp.	(3,733)	(41,213)	(7.30)
Svitzer Group AS	(1,210)	(50,593)	(8.96)
(13,706,061)
Information technology
Communications equipment
ADTRAN Holdings, Inc.	(14,687)	(87,094)	(15.42)
Applied Optoelectronics, Inc.	(3,311)	(47,380)	(8.39)
Calix, Inc.	(4,761)	(184,679)	(32.70)
Cisco Systems, Inc.	(1,084)	(57,690)	(10.22)
Extreme Networks, Inc.	(6,848)	(102,925)	(18.22)
F5, Inc.	(283)	(62,317)	(11.03)
Lumentum Holdings, Inc.	(1,479)	(93,739)	(16.60)
NetScout Systems, Inc.	(7,186)	(156,296)	(27.68)
Ubiquiti, Inc.	(844)	(187,132)	(33.13)
Electronic equipment, instruments & components
Aeva Technologies, Inc.	(55,834)	(183,694)	(32.53)
Audinate Group Ltd.	(11,387)	(76,992)	(13.63)
Coherent Corp.	(526)	(46,767)	(8.28)
Corning, Inc.	(1,207)	(54,496)	(9.65)
Evolv Technologies Holdings, Inc.	(31,101)	(125,959)	(22.30)
Hirose Electric Co. Ltd.	(1,600)	(202,720)	(35.89)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 33

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Information technology (continued)
Electronic equipment, instruments & components (continued)
Koa Corp.	(1,000)	$(7,883)	(1.40)%
Lightwave Logic, Inc.	(53,430)	(147,467)	(26.11)
Littelfuse, Inc.	(259)	(68,700)	(12.16)
Ouster, Inc.	(10,107)	(63,674)	(11.27)
Oxford Instruments PLC	(7,074)	(200,974)	(35.59)
PAR Technology Corp.	(531)	(27,654)	(4.90)
Renishaw PLC	(4,077)	(204,130)	(36.14)
Riken Keiki Co. Ltd.	(2,200)	(58,779)	(10.41)
Softwareone Holding AG	(1,323)	(23,354)	(4.14)
Taiyo Yuden Co. Ltd.	(5,700)	(115,626)	(20.47)
Topcon Corp.	(10,700)	(115,059)	(20.37)
IT services
Cloudflare, Inc. Class A	(134)	(10,839)	(1.92)
Digital Garage, Inc.	(6,500)	(138,389)	(24.50)
Globant SA	(110)	(21,795)	(3.86)
Megaport Ltd.	(2,288)	(11,579)	(2.05)
MongoDB, Inc.	(427)	(115,440)	(20.44)
NEXTDC Ltd.	(17,521)	(211,980)	(37.53)
Reply SpA	(741)	(111,519)	(19.75)
Softcat PLC	(6,755)	(140,163)	(24.82)
Real estate management & development
Alphawave IP Group PLC	(51,087)	(71,169)	(12.60)
Astera Labs, Inc.	(468)	(24,518)	(4.34)
Cohu, Inc.	(4,438)	(114,057)	(20.19)
Furuya Metal Co. Ltd.	(2,200)	(61,458)	(10.88)
GlobalFoundries, Inc.	(283)	(11,391)	(2.02)
MACOM Technology Solutions Holdings, Inc.	(103)	(11,460)	(2.03)
Mitsui High-Tec, Inc.	(7,000)	(43,863)	(7.77)
PDF Solutions, Inc.	(2,465)	(78,091)	(13.83)
Sanken Electric Co. Ltd.	(2,300)	(107,315)	(19.00)
Teradyne, Inc.	(1,156)	(154,823)	(27.41)
Semiconductors & semiconductor equipment
Advanced Micro Devices, Inc.	(302)	(49,552)	(8.77)
Aehr Test Systems	(11,614)	(149,240)	(26.43)
AEM Holdings Ltd.	(6,552)	(7,188)	(1.27)
Enphase Energy, Inc.	(811)	(91,659)	(16.23)
Entegris, Inc.	(76)	(8,552)	(1.51)
Marvell Technology, Inc.	(1,182)	(85,246)	(15.09)
MKS Instruments, Inc.	(445)	(48,376)	(8.57)
Navitas Semiconductor Corp.	(9,109)	(22,317)	(3.95)
Nordic Semiconductor ASA	(7,744)	(78,262)	(13.86)
Shinko Electric Industries Co. Ltd.	(4,500)	(171,859)	(30.43)
SOITEC	(714)	(71,213)	(12.61)
Technoprobe SpA	(19,796)	(139,047)	(24.62)
Texas Instruments, Inc.	(457)	(94,403)	(16.72)
UMS Holdings Ltd.	(21,800)	(18,149)	(3.21)
Universal Display Corp.	(139)	(29,176)	(5.17)
Wolfspeed, Inc.	(1,068)	(10,360)	(1.83)
See accompanying consolidated notes to portfolio of investments
34 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Information technology (continued)
Software
Asana, Inc.	(8,128)	$(94,204)	(16.68)%
Aspen Technology, Inc.	(492)	(117,499)	(20.81)
Aurora Innovation, Inc.	(25,796)	(152,712)	(27.04)
C3.ai, Inc.	(5,212)	(126,287)	(22.36)
CCC Intelligent Solutions Holdings, Inc.	(10,174)	(112,423)	(19.91)
Confluent, Inc.	(3,472)	(70,759)	(12.53)
CS Disco, Inc.	(1,902)	(11,184)	(1.98)
Cybozu, Inc.	(6,600)	(89,867)	(15.91)
Digimarc Corp.	(5,676)	(152,571)	(27.02)
EverCommerce, Inc.	(6,529)	(67,640)	(11.98)
Fortnox AB	(15,989)	(99,185)	(17.56)
Freee KK	(4,400)	(74,821)	(13.25)
GB Group PLC	(15,545)	(64,635)	(11.44)
Hut 8 Corp.	(788)	(9,661)	(1.71)
Intapp, Inc.	(1,613)	(77,150)	(13.66)
IRESS Ltd.	(4,063)	(27,865)	(4.93)
MARA Holdings, Inc.	(470)	(7,623)	(1.35)
MeridianLink, Inc.	(8,191)	(168,489)	(29.83)
Mitek Systems, Inc.	(2,504)	(21,710)	(3.84)
Money Forward, Inc.	(2,300)	(93,728)	(16.60)
nCino, Inc.	(1,767)	(55,820)	(9.88)
NextNav, Inc.	(2,615)	(19,586)	(3.47)
ON24, Inc.	(12,802)	(78,348)	(13.87)
Procore Technologies, Inc.	(552)	(34,069)	(6.03)
ReposiTrak, Inc.	(2,030)	(37,494)	(6.64)
Riot Platforms, Inc.	(2,074)	(15,389)	(2.73)
SentinelOne, Inc.	(493)	(11,793)	(2.09)
SoundHound AI, Inc.	(10,362)	(48,287)	(8.55)
Telos Corp.	(4,255)	(15,275)	(2.70)
Terawulf, Inc.	(10,098)	(47,259)	(8.37)
Unity Software, Inc.	(3,995)	(90,367)	(16.00)
Varonis Systems, Inc.	(181)	(10,227)	(1.81)
Technology hardware, storage & peripherals
IonQ, Inc.	(20,489)	(179,074)	(31.71)
Western Digital Corp.	(619)	(42,271)	(7.48)
(7,542,900)
Materials
Chemicals
Air Products & Chemicals, Inc.	(249)	(74,137)	(13.13)
Albemarle Corp.	(1,449)	(137,235)	(24.30)
Arq, Inc.	(7,324)	(42,992)	(7.61)
Asahi Yukizai Corp.	(4,400)	(124,599)	(22.06)
ASP Isotopes, Inc.	(15,227)	(42,331)	(7.50)
Aspen Aerogels, Inc.	(340)	(9,415)	(1.67)
Avient Corp.	(1,127)	(56,711)	(10.04)
Balchem Corp.	(933)	(164,208)	(29.08)
Denka Co. Ltd.	(2,700)	(42,315)	(7.49)
DuPont de Nemours, Inc.	(161)	(14,347)	(2.54)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 35

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Materials (continued)
Chemicals (continued)
Fuso Chemical Co. Ltd.	(2,300)	$(63,691)	(11.28)%
HB Fuller Co.	(398)	(31,593)	(5.59)
Incitec Pivot Ltd.	(16,956)	(36,457)	(6.46)
International Flavors & Fragrances, Inc.	(1,264)	(132,631)	(23.48)
Intrepid Potash, Inc.	(14,207)	(340,968)	(60.37)
K+S AG	(18,114)	(232,083)	(41.09)
Kumiai Chemical Industry Co. Ltd.	(38,000)	(222,620)	(39.42)
Kureha Corp.	(9,000)	(178,027)	(31.52)
Lanxess AG	(1,668)	(52,694)	(9.33)
LSB Industries, Inc.	(29,372)	(236,151)	(41.81)
Mativ Holdings, Inc.	(3,113)	(52,890)	(9.37)
Perimeter Solutions SA	(1,282)	(17,243)	(3.05)
PureCycle Technologies, Inc.	(20,940)	(198,930)	(35.22)
Sensient Technologies Corp.	(304)	(24,387)	(4.32)
Sumitomo Chemical Co. Ltd.	(46,600)	(132,124)	(23.39)
Victrex PLC	(13,012)	(169,093)	(29.94)
Wacker Chemie AG	(648)	(63,909)	(11.32)
Containers & packaging
Amcor PLC	(5,862)	(66,416)	(11.76)
AptarGroup, Inc.	(803)	(128,633)	(22.78)
Ball Corp.	(296)	(20,101)	(3.56)
Metsa Board Oyj	(2,781)	(19,472)	(3.45)
Ranpak Holdings Corp.	(3,558)	(23,234)	(4.11)
TriMas Corp.	(6,615)	(168,881)	(29.90)
Metals & mining
Alleima AB	(2,349)	(16,514)	(2.92)
AMG Critical Materials NV	(2,076)	(39,539)	(7.00)
ARE Holdings, Inc.	(4,100)	(51,776)	(9.17)
Aurubis AG	(609)	(44,640)	(7.90)
Bellevue Gold Ltd.	(241,596)	(220,476)	(39.04)
Dakota Gold Corp.	(40,436)	(95,429)	(16.90)
De Grey Mining Ltd.	(270,473)	(259,918)	(46.02)
Eramet SA	(219)	(17,260)	(3.06)
Evolution Mining Ltd.	(16,524)	(53,007)	(9.39)
Genesis Minerals Ltd.	(57,755)	(82,254)	(14.56)
Hill & Smith PLC	(6,014)	(164,829)	(29.18)
IGO Ltd.	(59,492)	(241,021)	(42.68)
Ivanhoe Electric, Inc.	(31,436)	(265,949)	(47.09)
Lifezone Metals Ltd.	(11,458)	(80,206)	(14.20)
Liontown Resources Ltd.	(221,740)	(123,406)	(21.85)
Lynas Rare Earths Ltd.	(44,795)	(248,372)	(43.98)
MP Materials Corp.	(10,767)	(190,038)	(33.65)
Newmont Corp.	(465)	(24,854)	(4.40)
Outokumpu Oyj	(58,070)	(234,775)	(41.57)
Piedmont Lithium, Inc.	(4,392)	(39,221)	(6.94)
Radius Recycling, Inc.	(2,723)	(50,484)	(8.94)
Sims Ltd.	(27,792)	(243,249)	(43.07)
Southern Copper Corp.	(1,045)	(120,875)	(21.40)
Toho Titanium Co. Ltd.	(11,200)	(88,213)	(15.62)
See accompanying consolidated notes to portfolio of investments
36 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Materials (continued)
Metals & mining (continued)
Tredegar Corp.	(39,601)	$(288,691)	(51.12)%
WA1 Resources Ltd.	(8,143)	(84,895)	(15.03)
Paper & forest products
Ence Energia y Celulosa SA	(18,547)	(62,019)	(10.98)
(6,752,428)
Real estate
Diversified REITs
Charter Hall Group	(4,871)	(53,780)	(9.52)
Essential Properties Realty Trust, Inc.	(2,204)	(75,267)	(13.33)
ICADE	(5,137)	(151,762)	(26.87)
KDX Realty Investment Corp.	(179)	(188,310)	(33.34)
Merlin Properties Socimi SA	(12,344)	(156,232)	(27.66)
Mori Trust REIT, Inc.	(49)	(22,228)	(3.94)
One Liberty Properties, Inc.	(3,277)	(90,249)	(15.98)
Sekisui House REIT, Inc.	(70)	(37,015)	(6.56)
Health care REITs
Aedifica SA	(2,801)	(196,118)	(34.72)
Cofinimmo SA	(1,165)	(85,590)	(15.15)
Healthpeak Properties, Inc.	(538)	(12,304)	(2.18)
Medical Properties Trust, Inc.	(7,225)	(42,266)	(7.48)
Welltower, Inc.	(692)	(88,597)	(15.69)
Hotel & resort REITs
Hoshino Resorts REIT, Inc.	(22)	(75,081)	(13.29)
Industrial REITs
CRE Logistics REIT, Inc.	(22)	(22,838)	(4.04)
Rexford Industrial Realty, Inc.	(1,320)	(66,409)	(11.76)
Terreno Realty Corp.	(2,389)	(159,657)	(28.27)
Office REITs
Daiwa Office Investment Corp.	(43)	(90,503)	(16.02)
Easterly Government Properties, Inc.	(1,683)	(22,855)	(4.04)
Global One Real Estate Investment Corp.	(201)	(138,871)	(24.59)
Japan Excellent, Inc.	(47)	(39,863)	(7.06)
Kilroy Realty Corp.	(611)	(23,646)	(4.19)
NET Lease Office Properties	(1,230)	(37,663)	(6.67)
Peakstone Realty Trust	(5,821)	(79,340)	(14.05)
Postal Realty Trust, Inc.	(13,114)	(191,989)	(33.99)
Real estate management & development
Aeon Mall Co. Ltd.	(4,200)	(61,104)	(10.82)
Allreal Holding AG	(373)	(69,986)	(12.39)
City Developments Ltd.	(12,700)	(53,359)	(9.45)
Hufvudstaden AB	(15,816)	(216,002)	(38.25)
Hysan Development Co. Ltd.	(24,000)	(41,493)	(7.35)
Kojamo Oyj	(2,020)	(23,138)	(4.10)
Lifestyle Communities Ltd.	(14,886)	(86,757)	(15.36)
Marcus & Millichap, Inc.	(1,344)	(53,263)	(9.43)
New World Development Co. Ltd.	(177,000)	(219,717)	(38.90)
PEXA Group Ltd.	(22,929)	(234,609)	(41.54)
PSP Swiss Property AG	(547)	(80,077)	(14.18)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 37

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Real estate (continued)
Real estate management & development (continued)
Real Brokerage, Inc.	(16,973)	$(94,200)	(16.68)%
Relo Group, Inc.	(11,100)	(145,040)	(25.68)
Tejon Ranch Co.	(4,831)	(84,784)	(15.01)
Wallenstam AB	(10,340)	(60,019)	(10.63)
Wihlborgs Fastigheter AB	(7,958)	(91,836)	(16.26)
Zillow Group, Inc. Class A	(984)	(60,939)	(10.79)
Zillow Group, Inc. Class C	(3,019)	(192,763)	(34.13)
Residential REITs
American Homes 4 Rent	(500)	(19,195)	(3.40)
Centerspace	(226)	(15,926)	(2.82)
Elme Communities	(5,398)	(94,951)	(16.81)
Essex Property Trust, Inc.	(103)	(30,428)	(5.39)
Independence Realty Trust, Inc.	(4,350)	(89,175)	(15.79)
Retail REITs
Agree Realty Corp.	(1,416)	(106,667)	(18.89)
Getty Realty Corp.	(3,439)	(109,395)	(19.37)
Phillips Edison & Co., Inc.	(3,724)	(140,432)	(24.87)
Realty Income Corp.	(2,582)	(163,750)	(28.99)
Specialized REITs
Digital Realty Trust, Inc.	(171)	(27,673)	(4.90)
Four Corners Property Trust, Inc.	(496)	(14,538)	(2.57)
Gladstone Land Corp.	(10,440)	(145,116)	(25.70)
(4,974,765)
Utilities
Electric utilities
Alliant Energy Corp.	(1,498)	(90,914)	(16.10)
EVN AG	(2,890)	(91,202)	(16.15)
FirstEnergy Corp.	(149)	(6,608)	(1.17)
NextEra Energy, Inc.	(2,427)	(205,154)	(36.33)
PPL Corp.	(2,058)	(68,079)	(12.05)
Gas utilities
Atmos Energy Corp.	(1,103)	(152,997)	(27.09)
Enagas SA	(10,246)	(157,165)	(27.83)
National Fuel Gas Co.	(111)	(6,728)	(1.19)
Independent power and renewable electricity producers
Ormat Technologies, Inc.	(2,343)	(180,270)	(31.92)
RENOVA, Inc.	(2,200)	(15,460)	(2.74)
Multi-utilities
Dominion Energy, Inc.	(142)	(8,206)	(1.45)
NiSource, Inc.	(2,261)	(78,344)	(13.87)
Public Service Enterprise Group, Inc.	(1,134)	(101,164)	(17.91)
Telecom Plus PLC	(4,562)	(112,713)	(19.96)
WEC Energy Group, Inc.	(586)	(56,361)	(9.98)
Water utilities
American Water Works Co., Inc.	(1,189)	(173,879)	(30.79)
Cadiz, Inc.	(15,020)	(45,511)	(8.06)
Middlesex Water Co.	(3,665)	(239,104)	(42.34)
Pennon Group PLC	(26,090)	(206,496)	(36.56)
See accompanying consolidated notes to portfolio of investments
38 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Utilities (continued)
Water utilities (continued)
Pure Cycle Corp.	(10,123)	$(109,025)	(19.30)%
York Water Co.	(7,243)	(271,323)	(48.04)
(2,376,703)

Abbreviations:
REIT	Real estate investment trust
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 39

Notes to consolidated portfolio of investments—September 30, 2024 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2024, the Subsidiary had $15,326,867 of investments in affiliates and cash at broker segregated for futures contacts representing 104.36% of its net assets. As of September 30, 2024, the Fund held $14,686,326 in the Subsidiary, representing 14.97% of the Fund’s net assets prior to consolidation. The consolidated net assets of the Fund includes the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and is subject to interest rate risk, equity price risk and
40 | Allspring Alternative Risk Premia Fund

Notes to consolidated portfolio of investments—September 30, 2024 (unaudited)
commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market (“OTC swaps”) or centrally cleared with a central clearinghouse.
For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps . Payments received or paid are recorded as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Alternative Risk Premia Fund | 41

Notes to consolidated portfolio of investments—September 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$25,094,166	$0	$0	$25,094,166
U.S. Treasury securities	78,032,671	0	0	78,032,671
	103,126,837	0	0	103,126,837
Forward foreign currency contracts	0	1,661,588	0	1,661,588
Futures contracts	1,364,470	0	0	1,364,470
Swap contracts	0	123,509	0	123,509
Total assets	$104,491,307	$1,785,097	$0	$106,276,404
Liabilities
Forward foreign currency contracts	$0	$1,254,809	$0	$1,254,809
Futures contracts	2,157,191	0	0	2,157,191
Total liabilities	$2,157,191	$1,254,809	$0	$3,412,000
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated  Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
As of September 30, 2024, $ 7,839,297  was segregated as cash collateral for these open futures contracts and $3,000,000  was segregated as cash collateral for swap contracts. The Fund also received $590,000 as cash collateral for open forward foreign currency contracts.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
42 | Allspring Alternative Risk Premia Fund